Goldman Sachs Trust
Institutional Liquid Assets




                .  Prime Obligations Portfolio


                .  Money Market Portfolio


                .  Government Portfolio


                .  Treasury Obligations Portfolio


                .  Treasury Instruments Portfolio


                .  Federal Portfolio


                .  Tax-Exempt Diversified Portfolio


                .  Tax-Exempt California Portfolio


                .  Tax-Exempt New York Portfolio





ANNUAL REPORT                                           [LOGO] GOLDMAN
December 31, 1998                                              SACHS

-------------------------------------------------------------------------------
Letter to Unit/Shareholders

------------------------------------  ------------------------------------
Dear Shareholders:

  We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1998. It was another strong year for the funds, during which all of the portfolios outperformed or performed in line with their respective IBC Financial Data, Inc. averages. Net assets in the ILA Portfolios totaled $10.5 billion as of December 31, 1998.

The Economy In Review
  Despite a slight tempering due to soft employment numbers, the U.S. economy continued to see strong growth for most of 1998. This growth, combined with continued uncertainty about the impact of Asian instability on the U.S. economy, kept the Federal Reserve in a wait-and-see mode for the first nine months of the year.
  On September 29th, in the wake of increasing global market turmoil, the Federal Reserve Board cut the Federal Funds target rate by 25 basis points, to 5.25%. As increasing illiquidity concerns in the market became more severe, the Fed followed up with two more surprise rate cuts, easing the target rate and the discount rate by another 50 basis points.
  The Fed's moves were a strong signal that the monetary authorities were prepared to do whatever was necessary to provide liquidity and to support the economy against the forces that had the potential of a substantial economic slowdown in 1999.
  At period end, while consumer spending remained strong, the manufacturing side of the economy appeared to weaken because of a trade drag and a slowdown in capital spending. However, based on signs of non-inflationary growth in the areas of consumer spending, new home sales and strong third quarter gross domestic product (GDP), the general consensus is that any further easing by the Fed will come later, rather than sooner.

Credit Year 1998: A Year of Crisis with a Hopeful Ending
  Domestic credit quality continued its strong positive trend for the first six months of 1998. Mergers and acquisitions were at an all time high. U.S. banks remained strong, well capitalized and provisioned, with diversified operations. The stock market continued its climb and American consumers were spending more than they were earning. The shocks of the Russian default in August and the near collapse of Long Term Capital Management (LTCM) caused severe liquidity problems and a difficult trading environment, as well as a major sell-off in the stock market. Calm was restored by the rescue of LTCM and the Fed's lowering of interest rates three times in seven weeks. A newly risk adverse investor moved funds to safer, more liquid credits. The enthusiasm for globalization was temporarily curbed, as domestic production was suppressed in response to the Asian crisis and corporate profit gains for the year were generally mixed.
  The international credit environment in 1998 saw the Asian situation explode into a full-blown global crisis that adversely affected markets around the world. The default and devaluation of Russia in August came after an already painful several months of recession and restructuring in Asia. This pain was exacerbated by Japan's continued slow economic deterioration, which cast a shadow over the entire region. The unprecedented market volatility that followed Russia's default took months to dissipate, and only after a more committed response by the U.S. government to the crisis. By the end of the year, however, trends were much more positive. The reforming Asian economies showed notable progress, with signs of a return to economic growth in 1999. More significant, however, was the successful launch of the euro. Ongoing policy convergence and political resolution served to create the world's first regional currency with nary a ripple in the markets. In fact, with the U.S. economy seemingly impervious to difficulties elsewhere, global markets quickly rebounded to close the year on a decidedly positive note.

------------------------------------  ------------------------------------

--------------------------------------------------------------------------------
Letter to Unit/Shareholders (continued)
---------------------------------------  ---------------------------------------
  Although the U.S. economy remains favorable, the challenges of global volatility continue to concern us. The Goldman Sachs Credit Department, with analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market portfolios.

Strategy
  Taxable--For most of the period, a "flight to quality" resulting from the ongoing Asian economic crisis rendered the short end of the yield curve expensive. In view of this, the Portfolios maintained a neutral stance by buying on market dips and "aging in" when levels got expensive. However, we extended the weighted average maturity (WAM) ranges from neutral to slightly long as the Fed began its series of easings in late September in response to market liquidity. We continued to maintain a barbell structure by holding significant liquidity in anticipation of year-end outflows, and targeted longer dated maturities to enhance performance in a declining rate environment.
  Tax-Exempt--Early in the period, given the fact that we no longer foresaw a near-term Fed easing and in preparation for the seasonally short supply of municipal issuance in January, we increased the portfolio's WAMs to the 40- to 50-day range. This decision helped keep the portfolios' yields competitive during this period of high cash inflows and high demand for municipal securities. In March, we shortened the WAMs of the portfolios to the 30- to 35-day range, seeking to build liquidity as the April 15th tax deadline approached. This move helped us to fund tax-time redemptions. In August, when seasonal issuance was strong and there was less demand in the tax-exempt market in contrast to the "flight to quality" in the Treasury market, we extended the portfolios' WAMs to the 40-day range.
  At period end, after a brief period during which the portfolios' WAMs were brought into a neutral range, we extended the WAMs in anticipation of technically driven lower yields (due to inflows from the reinvestment of maturity proceeds, coupled with a seasonal scarcity of issuance).

Summary for ILA Portfolios Institutional Units* as of 12/31/98

                     SEC             1-Month
                    7-Day  SEC 7-Day Simple  Weighted Avg.
                   Current Effective Average   Maturity
  ILA Portfolios    Yield    Yield    Yield     (days)
  --------------   ------- --------- ------- -------------
  Money Market....  4.85%    4.97%    4.81%        46
  Prime
   Obligations....  4.89     5.01     4.87         35
  Treasury
   Instruments....  4.11     4.20     4.12         53
  Government......  4.77     4.88     4.68         48
  Treasury
   Obligations....  4.47     4.57     4.49         32
  Federal.........  4.75     4.86     4.73         48
  Tax-Exempt
   California.....  3.10     3.15     2.67         41
  Tax-Exempt
   Diversified....  3.24     3.29     2.88         46
  Tax-Exempt New
   York...........  3.20     3.25     2.79         44

*ILA offers four separate classes of units/shares (Institutional, Administration, Service and Cash Management), each of which is subject to different fees and expenses that affect performance and entitle unit/shareholders to different services. The Administration and Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. The Cash Management shares pay 0.50% plus 0.30% from the adviser for a total of up to 0.80%. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C units, which may be subject to contingent deferred sales charges. More complete information, including management fees and expenses, is included in the ILA Portfolios' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

Outlook and Strategies for 1999
  With the financing pressure of year-end behind institutional investors, we are looking to extend the portfolios' weighted average maturities somewhat as we see opportunities on the yield curve. While there are a

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
Letter to Unit/Shareholders (continued)
---------------------------------------  ---------------------------------------
variety of opinions as to when the Fed will move, based on current signs of non-inflationary growth in areas of consumer spending, new home sales and fourth quarter GDP, most anticipate that easing will come later than sooner. Goldman Sachs economists' 1999 outlook anticipates a 50 basis point cumulative ease in the second half of the year.
  In closing, we thank you for your support and for making 1998 a year of record assets for the ILA money market portfolios. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another strong year in 1999.

Money Market Management Team
January 29, 1999

---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
ILA Prime Obligations Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--33.4%
Bank Holding Companies
BankAmerica
$10,000,000               5.16%                        01/15/99                       $  9,979,933
 25,000,000               5.12                         01/25/99                         24,914,667
 10,000,000               5.04                         05/12/99                          9,816,600
Business Credit Institutions
CIT Group, Inc.
 10,000,000               5.05                         03/29/99                          9,877,958
General Electric Capital Corp.
 15,000,000               5.36                         02/16/99                         14,897,267
 10,000,000               5.02                         02/25/99                          9,923,306
Commercial Banks
CP Trust Certificates Series 1996-1
 29,750,000               4.95                         03/30/99                         29,750,000
Industrial
Caterpillar Financial Services Corp.
  5,800,000               5.35                         02/24/99                          5,753,455
Receivable/Asset Financings
Corporate Receivables Corp.
 15,000,000               5.22                         01/13/99                         14,973,900
Delaware Funding
 25,000,000               5.30                         01/13/99                         24,955,833
 15,047,000               5.22                         01/22/99                         15,001,182
Edison Asset
 10,000,000               5.13                         01/29/99                          9,960,100
 25,000,000               5.14                         02/26/99                         24,800,111
Receivables Capital Corp.
 30,000,000               5.49                         01/08/99                         29,967,975
Riverwoods Funding Corp.
 20,000,000               5.05                         02/25/99                         19,845,694
Security and Commodity Brokers, Dealers and Services
J.P. Morgan & Co., Inc.
  5,000,000               5.12                         01/19/99                          4,987,200
  5,000,000               5.75                         03/10/99                          5,000,000
  5,000,000               5.02                         04/21/99                          4,923,306
Merrill Lynch & Co., Inc.
  5,000,000               5.79                         04/28/99                          5,000,000
Morgan Stanley Dean Witter & Co.
 40,000,000               5.35                         02/23/99                         39,684,944
Salomon Smith Barney Holdings, Inc.
 10,000,000               5.40                         01/12/99                          9,983,500
  5,000,000               5.40                         01/19/99                          4,986,500

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Utilities
Consolidated Natural Gas
$10,000,000               8.75%                        06/01/99                       $ 10,126,482
--------------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                                      $339,109,913
--------------------------------------------------------------------------------------------------
Bank Notes--7.7%
BankBoston, N.A.
$10,000,000               5.76%                        03/31/99                       $ 10,000,000
 10,000,000               5.20                         04/01/99                         10,000,000
 10,000,000               5.74                         04/15/99                          9,998,908
Bank of New York
  8,500,000               5.57                         03/17/99                          8,498,242
First Tennessee Bank, N.A.
 10,000,000               5.65                         03/02/99                          9,999,211
 10,000,000               5.82                         04/30/99                          9,998,128
PNC Bank, N.A.
  5,000,000               5.71                         04/26/99                          4,999,095
Wachovia Bank, N.A.
 15,000,000               5.00                         06/02/99                         15,000,000
--------------------------------------------------------------------------------------------------
Total Bank Notes                                                                      $ 78,493,584
--------------------------------------------------------------------------------------------------
Taxable Municipal Notes--0.5%
Ocean Spray Cranberries
$5,000,000                5.63%                        01/07/99                       $  5,000,000
--------------------------------------------------------------------------------------------------
Total Taxable Municipal Notes                                                         $  5,000,000
--------------------------------------------------------------------------------------------------
Variable Rate Obligations(a)--41.3%
Bank One N.A.
$40,000,000               5.48%                        01/04/99                       $ 39,994,116
Comerica Bank Detroit
 15,000,000               5.42                         01/19/99                         14,995,170
 25,000,000               5.11                         03/10/99                         24,992,473
First National Bank of Chicago
 10,000,000               5.42                         01/14/99                          9,996,811
 10,000,000               5.48                         01/14/99                          9,996,930
First Tennessee Bank, N.A.
 10,000,000               5.07                         01/25/99                          9,998,496
First Union Corp.
 10,000,000               5.52                         01/25/99                         10,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Ford Motor Credit Co.
$10,000,000               5.50%                        02/22/99                       $ 10,004,439
General Electric Capital Corp.
 10,000,000               5.32                         02/17/99                         10,000,000
  5,000,000               5.18                         03/08/99                          5,000,000
IBM Corp.
 20,000,000               5.23                         02/12/99                         19,987,345
J.P. Morgan & Co., Inc.
 30,000,000               5.48                         01/07/99                         29,991,033
Merrill Lynch & Co., Inc.
 25,000,000               5.48                         01/13/99                         24,998,466
 10,000,000               5.14                         03/16/99                         10,000,000
Monumental Life Insurance Co.
 20,000,000               5.72                         02/01/99                         20,000,000
New York Life Insurance Co.
 10,000,000               5.31                         01/07/99                         10,000,000
Norwest Corp.
 10,000,000               5.17                         03/22/99                          9,999,310
Old Kent Bank & Trust Co.
 10,000,000               5.10                         02/01/99                          9,998,405
Pacific Mutual Life Insurance Co.
 25,000,000               4.98                         02/01/99                         25,000,000
PepsiCo, Inc.
 30,000,000               5.21                         02/19/99                         29,978,669
PNC Bank, N.A.
 10,000,000               5.50                         01/27/99                          9,995,747
SMM Trust Series 1998-A
  5,000,000               5.32                         03/16/99                          5,000,000
Southtrust Bank of Alabama, N.A.
 25,000,000               5.42                         01/14/99                         24,992,824
  5,000,000               5.08                         01/21/99                          4,999,262
U.S. Bank, N.A.
 10,000,000               5.50                         01/08/99                          9,998,493
 30,000,000               5.43                         01/20/99                         29,991,935
--------------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                       $419,909,924
--------------------------------------------------------------------------------------------------
Certificates of Deposit--2.5%
Mellon Bank, N.A.
$25,000,000               5.00%                        02/17/99                       $ 25,000,000
--------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                         $ 25,000,000
--------------------------------------------------------------------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
Repurchase Agreements--14.6%
Joint Repurchase Agreement Account
$123,400,000             4.82%                    01/04/99                   $  123,400,000
Joint Repurchase Agreement Account II
  25,000,000             4.89                     01/04/99                       25,000,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                  $  148,400,000
----------------------------------------------------------------------------------------------
Total Investments                                                            $1,015,913,421(b)

--------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--35.1%
Agency/Government
Province of Quebec
$15,000,000               5.01%                        05/07/99                       $ 14,736,975
Bank Holding Companies
Banca CRT Financial Corp.
 20,000,000               5.35                         02/22/99                         19,845,444
Banque Et Caisse Epargne
 20,000,000               5.01                         03/29/99                         19,757,850
C.S. First Boston Corp.
 10,000,000               5.33                         02/10/99                          9,940,778
Deutsche Bank Financial
 25,000,000               5.60                         01/07/99                         24,976,667
IMI Funding Corp.
 10,000,000               5.38                         02/26/99                          9,916,311
Business Credit Institutions
CIT Group, Inc.
 10,000,000               5.05                         03/29/99                          9,877,958
General Electric Capital Corp.
 10,000,000               5.36                         02/16/99                          9,931,511
Chemicals
Henkel Corp.
 11,000,000               5.03                         03/12/99                         10,892,414
Commercial Banks
CP Trust Certificates Series 1996-1
 17,000,000               4.95                         03/30/99                         17,000,000
Motor Vehicles and Equipment
DaimlerChrysler N.A. Holding Corp.
 21,849,000               4.98                         05/28/99                         21,404,701
Receivable/Asset Financings
Asset Portfolio Funding
 20,000,000               5.20                         03/17/99                         19,783,333
Asset Securitization Corp.
 25,000,000               5.15                         03/12/99                         24,749,653
Atlantis One Funding Corp.
 28,364,000               5.11                         05/13/99                         27,832,553
CC USA, Inc.
 10,000,000               5.15                         01/15/99                          9,979,972
Corporate Receivables Corp.
 25,000,000               5.25                         02/18/99                         24,825,000
 30,000,000               5.25                         02/19/99                         29,785,625

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Receivable/Asset Financings (continued)
Edison Asset Securitization Corp.
$10,000,000               5.15%                        01/13/99                       $  9,982,833
 10,000,000               5.13                         01/29/99                          9,960,100
 20,000,000               5.14                         02/26/99                         19,840,089
 10,000,000               5.15                         03/22/99                          9,885,556
 17,884,000               5.18                         03/29/99                         17,660,122
Eureka Securities
 30,000,000               5.35                         02/01/99                         29,861,792
Four Winds Funding Corp.
 20,000,000               5.25                         01/14/99                         19,962,083
 40,000,000               5.65                         01/28/99                         39,830,500
Riverwoods Funding Corp.
 20,000,000               5.05                         02/25/99                         19,845,694
Rose One Plus(a)
 10,000,000               5.31                         01/08/99                          9,989,675
Windmill Funding Corp.
 10,000,000               5.30                         01/15/99                          9,979,389
 25,000,000               5.30                         02/08/99                         24,860,139
Savings and Loan
Northern Rock PLC
 15,000,000               5.12                         02/02/99                         14,931,733
Security and Commodity Brokers, Dealers and Services
J.P. Morgan Securities, Inc.
 10,000,000               5.02                         04/21/99                          9,846,611
Morgan Stanley Dean Witter & Co.
 10,000,000               5.20                         03/24/99                          9,881,556
Salomon Smith Barney Holdings, Inc.
  5,000,000               5.40                         01/19/99                          4,986,500
 25,000,000               5.40                         02/23/99                         24,801,250
  5,000,000               5.20                         03/12/99                          4,949,444
--------------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                                      $596,291,811
--------------------------------------------------------------------------------------------------
Bank Notes--1.9%
BankBoston, N.A.
$10,000,000               5.20%                        04/01/99                       $ 10,000,000
  5,000,000               5.11                         04/05/99                          5,000,000
First Union National Bank
 18,000,000               5.12                         03/29/99                         18,000,000
--------------------------------------------------------------------------------------------------
Total Bank Notes                                                                      $ 33,000,000
--------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                        Amortized
   Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Certificates of Deposit--1.5%
Mellon Bank, N.A.
$25,000,000                 5.00%                       02/17/99                     $ 25,000,000
-------------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                        $ 25,000,000
-------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankeedollar--11.4%
Bank Austria, New York
$15,000,000                 5.08%                       12/30/99                     $ 14,998,562
Canadian Imperial Bank of Commerce, New York
   15,000,000               5.66                        02/26/99                       14,998,897
   15,000,000               5.06                        05/05/99                       15,000,000
Commerzbank, New York
    9,000,000               5.37                        02/24/99                        9,001,361
    5,000,000               5.65                        02/26/99                        4,999,632
Credit Agricole Indosuez, New York
   10,000,000               5.74                        04/26/99                        9,998,190
Creditanstalt, New York
   10,000,000               5.85                        05/03/99                        9,998,402
Den Danske Bank Corp., New York
   10,000,000               5.75                        04/26/99                        9,998,492
Deutsche Bank, New York
   25,000,000               5.04                        05/05/99                       25,000,000
National Bank of Canada, New York
   10,000,000               5.78                        05/19/99                        9,997,757
   15,000,000               5.76                        06/10/99                       14,996,223
Societe Generale, New York
   15,000,000               5.66                        02/26/99                       14,999,116
    5,000,000               5.71                        03/29/99                        4,999,543
   10,000,000               5.63                        04/06/99                        9,995,600
Toronto Dominion Bank, New York
    5,000,000               5.10                        12/29/99                        5,000,239
UBS, New York
   20,000,000               5.23                        01/13/99                       20,000,099
-------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankeedollar                                         $193,982,113
-------------------------------------------------------------------------------------------------
Corporate Bond--1.2%
Dakota Certificates of Standard Credit Card Master Trust
$20,000,000                 5.25%                       01/14/99                     $ 19,962,083
-------------------------------------------------------------------------------------------------
Total Corporate Bond                                                                 $ 19,962,083
-------------------------------------------------------------------------------------------------
Time Deposit--4.4%
National City Bank
$75,000,000                 4.94%                       01/04/99                     $ 75,000,000
-------------------------------------------------------------------------------------------------
Total Time Deposit                                                                   $ 75,000,000
-------------------------------------------------------------------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
Variable Rate Obligations(a)--34.4%
Abbey National Treasury Services
$35,000,000                5.07%                        01/20/99                       $ 34,985,808
Bank of Austria, New York
  30,000,000               5.49                         01/04/99                         29,991,266
Bank of Western Australia Ltd.
   5,000,000               5.35                         02/19/99                          4,999,579
Barclays Bank PLC
  30,000,000               5.49                         01/04/99                         29,990,382
Bayerische Landesbank
  25,000,000               5.03                         01/22/99                         24,989,139
  15,000,000               5.49                         01/25/99                         14,998,473
  10,000,000               5.49                         01/29/99                          9,996,385
C.S. First Boston Corp.
  10,000,000               5.20                         01/04/99                         10,000,000
  10,000,000               5.57                         02/01/99                         10,000,000
Citicorp, Inc.
  20,000,000               5.20                         03/17/99                         20,000,000
Comerica Bank Detroit
  15,000,000               5.42                         01/19/99                         14,995,170
Den Danske Bank Corp.
  15,000,000               5.52                         01/04/99                         14,996,317
   5,000,000               5.56                         01/25/99                          4,999,891
First Tennessee Bank, N.A.
  10,000,000               5.07                         01/25/99                          9,998,496
General Electric Capital Corp.
  10,000,000               5.32                         02/17/99                         10,000,000
Istituto Bancario, New York
  15,000,000               5.22                         01/14/99                         14,997,930
  30,000,000               5.12                         02/24/99                         29,991,930
   5,000,000               5.09                         03/08/99                          4,998,514
J.P. Morgan Securities, Inc.
  30,000,000               5.48                         01/07/99                         29,991,033
Merrill Lynch & Co., Inc.
  15,000,000               5.51                         01/11/99                         15,000,000
  11,000,000               5.39                         01/22/99                         11,001,592
   5,000,000               5.53                         02/10/99                          5,003,586
  10,000,000               5.14                         03/16/99                         10,000,000
Monumental Life Insurance Co.
  25,000,000               5.72                         02/01/99                         25,000,000
Morgan Stanley Dean Witter & Co.
$ 15,000,000               5.30%                        01/15/99                         14,999,944

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
National Rural Utilities Corp.
$20,000,000               5.17%                        02/25/99                       $ 20,000,000
New York Life Insurance Co.
 10,000,000               5.31                         01/07/99                         10,000,000
Norwest Corp.
 10,000,000               5.17                         03/22/99                          9,999,310
Old Kent Bank & Trust Co.
 10,000,000               5.10                         02/01/99                          9,998,405
PNC Bank, N.A.
 25,000,000               5.50                         01/04/99                         24,990,238
SMM Trust Series 1998-A
  8,000,000               5.32                         03/16/99                          8,000,000
Societe Generale, New York
  5,000,000               5.51                         01/07/99                          4,999,229
  5,000,000               5.54                         01/26/99                          4,998,514
Southtrust Bank of Alabama, N.A.
 20,000,000               5.08                         01/21/99                         19,997,047
Svenska Handelsbanken
 45,000,000               5.44                         01/04/99                         44,989,022
Westpac Banking Corp., New York
 20,000,000               5.10                         02/03/99                         19,994,826
--------------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                       $583,892,026
--------------------------------------------------------------------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
Repurchase Agreements--9.9%
Joint Repurchase Agreement Account
$ 68,900,000             4.82%                    01/04/99                   $   68,900,000
Joint Repurchase Agreement Account II
 100,000,000             4.89                     01/04/99                      100,000,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                  $  168,900,000
----------------------------------------------------------------------------------------------
Total Investments                                                            $1,696,028,033(b)
----------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Government Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                         Maturity                      Amortized
  Amount                 Rate                             Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--75.2%
Federal Farm Credit Bank
$12,000,000              5.65%                          01/04/99                     $ 11,999,858
  4,698,000              5.15                           01/20/99                        4,685,231
  7,000,000              4.76(a)                        01/18/00                        6,987,225
Federal Home Loan Bank
 20,000,000              4.75                           01/20/99                       19,949,861
  1,540,000              5.15                           02/03/99                        1,532,730
  3,000,000              5.61                           06/18/99                        2,999,238
  5,000,000              5.52                           08/12/99                        5,018,270
  2,495,000              4.90                           12/01/99                        2,496,280
 25,000,000              4.86(a)(b)                     04/11/99                       24,982,750
Federal Home Loan Mortgage Corp.
 15,000,000              5.41(b)                        01/04/99                       14,996,259
  6,250,000              5.15                           01/19/99                        6,233,906
 35,000,000              5.44(b)                        01/26/99                       34,998,369
 20,000,000              5.15                           02/03/99                       19,905,583
  5,000,000              4.92                           03/19/99                        4,947,383
 15,000,000              4.79                           04/09/99                       14,804,408
  9,000,000              5.60                           04/21/99                        9,022,468
Federal National Mortgage Association
 15,000,000              4.98(b)                        01/05/99                       14,995,535
  5,000,000              5.07                           01/08/99                        4,995,071
 25,000,000              5.33(b)                        01/17/99                       24,997,473
 75,000,000              5.36(b)                        01/22/99                       74,997,439
  9,000,000              5.41                           02/23/99                        8,997,681
 10,000,000              5.53                           03/11/99                        9,998,563
  2,000,000              6.60                           06/24/99                        2,012,340
  2,760,000              6.03                           07/07/99                        2,770,935
  1,450,000              5.92                           08/11/99                        1,455,868
  4,000,000              8.35                           11/10/99                        4,115,031
 13,550,000              5.74                           12/23/99                       13,669,368
Student Loan Marketing Association
 25,000,000              5.45(b)                        01/03/99                       24,985,042
-------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                             $373,550,165
-------------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
Repurchase Agreements--31.3%
ABN/AMRO, Inc.(c)
$30,000,000              5.15%                      01/04/99                     $ 30,000,000
Joint Repurchase Agreement Account(d)
 95,400,000              4.82                       01/04/99                       95,400,000
NationsBanc Montgomery Securities LLC(c)
 30,000,000              5.15                       01/04/99                       30,000,000
------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                      $155,400,000
------------------------------------------------------------------------------------------------
Total Investments                                                                $528,950,165(e)
------------------------------------------------------------------------------------------------

(a) Forward commitments.
(b) Variable rate security-base index is either Federal Funds, Prime lending rate, LIBOR or three or six month U.S. Treasury Bill.
(c) At December 31, 1998 these agreements were fully collateralized by Federal Agency obligations
(d) A portion of this security is segregated for forward commitments.
(e) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Obligations Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--13.3%
United States Treasury Notes
$15,000,000               6.38%                        04/30/99                       $ 15,037,410
  5,000,000               6.38                         05/17/99                          5,013,813
  5,000,000               6.25                         06/01/99                          5,013,899
 25,000,000               6.00                         06/30/99                         25,111,348
  8,000,000               6.00                         08/16/99                          8,081,686
  8,000,000               7.13                         09/30/99                          8,126,129
 31,000,000               7.50                         11/01/99                         31,792,767
 15,000,000               5.88                         11/15/99                         15,185,065
--------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                       $113,362,117
--------------------------------------------------------------------------------------------------
Repurchase Agreements--86.9%
ABN/AMRO, Inc.(a)
$40,000,000               4.92%                        01/04/99                       $ 40,000,000
Barclays Bank(a)
 30,000,000               4.88                         01/06/99                         30,000,000
Bear Stearns Companies, Inc.(a)
 40,000,000               4.60                         01/04/99                         40,000,000
C.S. First Boston Corp.(a)
 30,000,000               4.82                         01/04/99                         30,000,000
Deutsche Morgan Grenfell(a)
 40,000,000               4.88                         01/04/99                         40,000,000
Goldman, Sachs & Co.(a)
 30,000,000               4.96                         01/04/99                         30,000,000

  Principal             Interest                   Maturity                    Amortized
   Amount                 Rate                       Date                         Cost
---------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
Joint Repurchase Agreement Account
 $294,200,000            4.82%                     01/04/99                   $294,200,000
J.P. Morgan Securities, Inc.(a)
   40,000,000             4.75                     01/04/99                     40,000,000
Lehman Brothers, Inc.(a)
   40,000,000             4.90                     01/04/99                     40,000,000
Merrill Lynch Government Securities, Inc.(a)
   40,000,000             4.65                     01/04/99                     40,000,000
Morgan Stanley Dean Witter & Co.(a)
   35,000,000             5.75                     01/04/99                     35,000,000
NationsBanc Montgomery Securities LLC(a)
   40,000,000             4.75                     01/04/99                     40,000,000
Salomon Smith Barney, Inc.(a)
   40,000,000             4.90                     01/04/99                     40,000,000
---------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                   $739,200,000
---------------------------------------------------------------------------------------------
Total Investments                                                             $852,562,117(b)
---------------------------------------------------------------------------------------------

(a) At December 31, 1998 these agreements were fully collateralized by U.S. Treasury obligations.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Instruments Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--99.7%
United States Treasury Bills
$ 64,900,000              4.32%                      01/07/99                     $ 64,853,272
   4,800,000              4.03                       01/14/99                        4,793,015
   5,600,000              4.64                       01/21/99                        5,585,907
  11,400,000              4.61                       01/21/99                       11,371,437
  15,700,000              4.49                       01/21/99                       15,661,688
  12,600,000              4.56                       01/21/99                       12,568,710
   2,900,000              4.62                       01/21/99                        2,892,685
   5,800,000              4.51                       02/04/99                        5,775,295
   8,200,000              4.51                       02/11/99                        8,158,909
  15,000,000              4.44                       02/11/99                       14,925,943
  11,000,000              4.40                       02/11/99                       10,946,256
 115,000,000              4.51                       03/04/99                      114,128,555
  35,000,000              4.48                       03/04/99                       34,736,285
  65,000,000              4.41                       03/11/99                       64,450,588
 100,000,000              4.53                       04/01/99                       98,895,000
  50,000,000              4.48                       04/01/99                       49,453,750
  41,700,000              4.34                       04/22/99                       41,142,627
United States Treasury Notes
 108,700,000              5.88                       01/31/99                      108,773,665
 175,000,000              5.50                       02/28/99                      175,222,522
-------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                   $844,336,109
-------------------------------------------------------------------------------------------------
Total Investments                                                                 $844,336,109(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted notes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Federal Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity                    Amortized
   Amount                Rate                           Date                         Cost
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--107.9%
Federal Farm Credit Bank
$ 85,000,000             5.00%(a)                     01/01/99                   $ 84,976,237
  40,000,000             5.34(a)                      01/01/99                     39,983,688
  35,000,000             5.41(a)                      01/01/99                     35,000,000
  25,000,000             5.35(a)                      01/01/99                     24,995,886
 210,000,000             4.94(a)(b)                   01/04/99                    210,000,000
  75,000,000             5.09(a)                      01/04/99                     75,000,000
   3,100,000             5.05                         01/12/99                      3,095,217
  50,000,000             5.37(a)                      01/13/99                     50,000,000
  37,555,000             5.09                         01/14/99                     37,485,972
  18,269,000             5.05                         01/15/99                     18,233,122
  40,300,000             5.07                         01/15/99                     40,220,542
 125,000,000             5.34(a)                      01/15/99                    124,982,484
  60,000,000             5.37(a)                      01/15/99                     60,000,000
  62,000,000             4.76(c)                      01/18/00                     61,942,475
  36,000,000             5.06                         01/22/99                     35,893,740
  90,000,000             5.36(a)                      01/23/99                     89,960,517
  10,000,000             5.01                         02/01/99                      9,956,858
  10,000,000             4.98                         02/08/99                      9,947,433
   9,000,000             5.14                         02/10/99                      8,948,600
  25,000,000             4.98                         02/12/99                     24,854,750
  40,000,000             5.38                         03/02/99                     39,988,855
  10,000,000             4.81                         05/17/99                      9,818,289
  50,000,000             5.50                         09/01/99                     50,091,696
  10,000,000             4.75                         12/01/99                      9,988,305
Federal Home Loan Bank
  15,000,000             4.30                         01/04/99                     14,994,625
  40,600,000             4.75                         01/04/99                     40,583,929
  75,000,000             4.80(a)                      01/04/99                     74,956,021
  63,124,000             5.04                         01/04/99                     63,097,500
   3,600,000             5.08                         01/04/99                      3,598,476
  23,035,000             5.03                         01/06/99                     23,018,907
  93,900,000             5.04                         01/06/99                     93,834,270
  34,375,000             4.75                         01/08/99                     34,343,251
  12,113,000             4.76                         01/08/99                     12,101,789
  36,987,000             4.84                         01/08/99                     36,952,191
 100,000,000             5.38(a)                      01/08/99                     99,965,753
 100,000,000             5.34(a)                      01/11/99                     99,992,308
  19,800,000             5.06                         01/13/99                     19,766,604
  27,000,000             4.73(b)                      01/15/99                     26,950,335
  40,000,000             4.75(b)                      01/15/99                     39,926,111
  14,300,000             5.06(b)                      01/15/99                     14,271,861
  37,600,000             4.75                         01/20/99                     37,505,739
  50,000,000             5.12                         01/20/99                     49,864,889
   8,600,000             4.79                         01/22/99                      8,575,970
  12,200,000             4.82                         01/27/99                     12,157,530
  18,550,000             5.05                         02/05/99                     18,458,925
  69,678,000             5.05                         02/10/99                     69,287,029
  50,000,000             5.00                         03/03/99                     49,576,813
  35,000,000             4.96                         03/08/99                     34,681,733
  40,000,000             5.60                         03/10/99                     39,999,702

   Principal           Interest                Maturity            Amortized
     Amount              Rate                    Date                 Cost
----------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$     100,300,000           4.95%                 03/17/99       $   99,265,656
       50,000,000           4.96                  03/17/99           49,483,333
      149,000,000           4.95                  03/19/99          147,422,463
       14,000,000           4.95                  03/24/99           13,842,150
       50,000,000           4.76                  04/14/99           49,319,056
       25,000,000           4.77                  04/14/99           24,658,813
       12,000,000           4.82                  04/28/99           11,812,020
        7,985,000           4.84                  05/05/99            7,851,881
       20,000,000           5.61                  06/18/99           19,994,919
      125,000,000           4.86(a)(c)            01/11/00          124,913,750
Student Loan Marketing Association
      100,000,000           5.45(a)               01/03/99           99,940,164
      105,000,000           4.99(a)(b)            01/05/99          104,989,903
       50,000,000           5.13(a)               01/05/99           49,992,952
       75,000,000           5.37(a)               01/15/99           75,000,000
       72,000,000           4.99(b)               01/19/99           71,820,360
       50,000,000           4.73                  01/27/99           49,829,194
       75,000,000           5.01                  02/11/99           74,572,062
       50,000,000           5.00(a)               03/15/99           49,973,993
       20,000,000           5.63                  06/02/99           19,995,969
       10,135,000           5.63                  06/30/99           10,132,786
       60,000,000           5.23(a)(c)            01/11/00           59,970,600
Tennessee Valley Authority
       40,000,000           4.98                  02/22/99           39,712,267
       10,000,000           8.38                  10/01/99           10,253,761
----------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                         $3,438,574,979
----------------------------------------------------------------------------------
Total Investments                                                $3,438,574,979(d)
----------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, Federal Funds, Prime lending rate, or 30 day discount note rate.
(b) A portion of these securities are segregated for forward commitments.
(c) Forward commitments.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio
December 31 , 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
Alabama--3.0%
City of Mobile Industrial Development PCRB for Alabama Power Series 1993 A
 (A-1/VMIG1)
$ 7,000,000             3.95%                          01/07/99                       $ 7,000,000
Columbia Town IDRB for Alabama Power Co. Series 1996 A (A-1/VMIG1)
 10,700,000             5.00                           01/04/99                        10,700,000
Homewood City Educational Building Authority Educational Facilities RB for
 Samford University Series 1996 (Bank of Nova Scotia) (A-1+/VMIG1)
 24,100,000             5.00                           01/04/99                        24,100,000
Montgomery City Special Care RB Series 1994 A (Amsouth Bank) (VMIG1)
  6,620,000             3.95                           01/07/99                         6,620,000
-------------------------------------------------------------------------------------------------
                                                                                      $48,420,000
-------------------------------------------------------------------------------------------------
Alaska--0.3%
City of Valdez Marine Terminal Refunding RB for Exxon Pipeline Company
 Series 1993 C (A-1+/VMIG1)
$ 5,600,000             5.10%                          01/04/99                       $ 5,600,000
-------------------------------------------------------------------------------------------------
Arkansas--0.6%
Union County PCRB for Great Lakes Chemical Series 1988 (A-1)(a)
$ 9,000,000             4.11%                          01/07/99                       $ 9,000,000
-------------------------------------------------------------------------------------------------
California--0.3%
City of Long Beach TRANS Series 1998-1999 (SP-1+)
$ 3,400,000             4.00%                          10/05/99                       $ 3,421,009
City of Newport Beach Floating/Fixed Rate Health Facility RB for Hoag
 Memorial Series 1992 (A-1+C/VMIG1)
    700,000             5.10                           01/04/99                           700,000
-------------------------------------------------------------------------------------------------
                                                                                      $ 4,121,009
-------------------------------------------------------------------------------------------------
Colorado--1.0%
Jefferson County School District TANS Series 1998 (MIG1/SP-1+)
$15,910,000             4.00%                          06/30/99                       $15,975,320
-------------------------------------------------------------------------------------------------
Florida--2.7%
Florida Local Government Financing Commission Pooled CP Notes Series A
 (First Union National Bank) (A-1/P-1)
$ 8,035,000             3.00%                          03/26/99                       $ 8,035,000
Florida Pooled CP Notes Series A (First Union National Bank) (A-1/P-1)
 25,000,000             3.00                           03/15/99                        25,000,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series
 1984 H (NRU LOC) (A-1+/P-1)
 10,785,000             4.05                           01/07/99                        10,785,000
-------------------------------------------------------------------------------------------------
                                                                                      $43,820,000
-------------------------------------------------------------------------------------------------

 Principal                Interest                     Maturity                      Amortized
  Amount                    Rate                         Date                          Cost
-----------------------------------------------------------------------------------------------
Georgia--14.5%
Albany Dougherty Payroll IDA PCRB for Georgia Power First Series 1991
 (VMIG1)
$2,120,000                4.00%                        01/07/99                     $ 2,120,000
Albany Dougherty PCRB for Philip Morris Companies Inc. Series 1992 (A-
 1/P-1)
 17,000,000               4.30                         01/07/99                      17,000,000
Atlanta Water & Sewer RB Series 1997 Eagle Tax-Exempt Trust Series
 971003 Class A COPS (FGIC) (A-1+C)
 10,500,000               4.15                         01/07/99                      10,500,000
Burke County Development Authority PCRB for Georgia Power First Series
 1992 (VMIG1)
 12,800,000               4.00                         01/07/99                      12,800,000
Burke County IDA Adjustable Tender PCRB for Oglethorpe Power Corp.
 Series 1993 A (FGIC) (A-1+/VMIG1)
  4,100,000               3.85                         01/07/99                       4,100,000
 25,220,000(b)            3.80                         01/16/99                      25,220,000
Cobb County Development Authority PCRB for Georgia Power First Series
 1991 (VMIG1)
  8,330,000               4.00                         01/07/99                       8,330,000
Cobb County IDA RB for Institute of Nuclear Power Operations Project
 Series 1998 (Suntrust Bank) (AA3)
  5,525,000               4.00                         01/07/99                       5,525,000
Columbus Hospital Authority Adjustable Rate Revenue Certificates for
 St. Frances Hospital Project Series 1994 (Suntrust Bank) (VMIG1)
  6,950,000               4.00                         01/07/99                       6,950,000
Dekalb County IDRB for Siemens Energy & Automation, Inc./Siemens Series
 1994 (P-1)
  3,750,000               4.15                         01/07/99                       3,750,000
Dekalb County Hospital Authority Revenue Anticipation Certificates for
 Dekalb Medical Center Series 1993 B (Suntrust Bank) (VMIG1)
  4,900,000               4.00                         01/07/99                       4,900,000
Effingham County PCRB for Savannah Electric & Power Company Series 1997
 (A-1/VMIG1)
  3,700,000               5.10                         01/04/99                       3,700,000
Floyd County PCRB for Georgia Power Co. Series 1996 (A-1/VMIG1)
  2,080,000               5.10                         01/04/99                       2,080,000
Fulco Hospital Authority Revenue Anticipation Certificates for Piedmont
 Hospital Series 1992 (Suntrust Bank) (A-1+)
 7,800,000                4.00%                        01/07/99                       7,800,000
Georgia Muncipal Electric and Gas Subordinated Bonds for General
 Resolution Projects (C.S. First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale/Wachovia Bank/ABN/AMRO Bank, N.V. LOC) (A-
 1+/VMIG1)(b)
 28,235,000               3.90                         01/07/99                      28,235,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Georgia (continued)
Georgia Municipal Electric and Gas Subordinated Bonds for General
 Resolution Projects Series 1985 C (Bayerische Landesbank Girozentrale LOC)
 (A-1+/VMIG1)
$ 5,000,000             4.15%                          01/07/99                       $  5,000,000
Georgia Municipal Electric and Gas Project One Subordinated Bonds Series
 1994 D (ABN/AMRO Bank, N.V.) (A-1+/VMIG1)
 19,450,000             4.15                           01/07/99                         19,450,000
Georgia Municipal Electric and Gas Project One Subordinated Bonds Series
 1994 E (ABN/AMRO Bank, N.V.) (A-1+/VMIG1)
 21,300,000             3.80                           01/07/99                         21,300,000
Georgia Municipal Gas Authority RB for Agency Project Series B (C.S. First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia
 Bank/ABN/AMRO Bank, N.V.) (A-1+)
  6,000,000             4.15                           01/07/99                          6,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale/Wachovia Bank N.A.) (A-1+)
 10,845,000             3.90                           01/07/99                         10,845,000
Georgia Municipal Gas Authority RB Series A (C.S. First Boston/Morgan
 Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank N.A./ABN AMRO
 Bank N.V.) (A-1+)
  7,000,000             4.15                           01/07/99                          7,000,000
Henry County Georgia IDA RB for Georgia-Pacific Series 1993 (Suntrust Bank)
 (AA3)
  4,000,000             4.00                           01/07/99                          4,000,000
Monroe County IDA PCRB for Georgia Power Co. Plant Scherer Project First
 Series 1997 (A-1/VMIG1)
  5,000,000             5.10                           01/04/99                          5,000,000
Savannah Economic Development Authority PCRB for Savannah Electric & Power
 First Series 1993 (A-1/VMIG1)
  4,085,000             4.00                           01/07/99                          4,085,000
State of Georgia GO Bonds Puttable Floating Option Tax-Exempt Receipts
 Series 1991 C PA-246 (A-1+C)
 10,205,000             4.10                           01/07/99                         10,205,000
--------------------------------------------------------------------------------------------------
                                                                                      $235,895,000
--------------------------------------------------------------------------------------------------
Idaho--1.2%
State of Idaho TANS Series 1998 (VMIG1/SP-1+)
$20,000,000             4.50%                          06/30/99                       $ 20,085,648
--------------------------------------------------------------------------------------------------
Illinois--7.3%
Chicago City RB for Chicago Midway Airport Series 1996 A Societe Generale
 Trustor Municipal Securities Trust Receipts (MBIA) (A-1+C)
$12,000,000             4.10%                          01/07/99                       $ 12,000,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Illinois (continued)
City of Belleville IDA Refunding RB for Weyerhaeuser Project Series 1993
 (A-1)
$ 1,800,000             4.10%                          01/07/99                       $  1,800,000
Cook County GO Variable Rate Demand Bonds Series 1996
 (A-1+/VMIG1)
 24,000,000             4.10                           01/07/99                         24,000,000
Illinois Health Facilities Authority VRDN Adjustable RB for Evanston
 Northwestern Health Care Corp. Series 1998 (A-1+/VMIG1)
  7,500,000             3.70                           06/01/99                          7,500,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 System Series 1998 A (VMIG1)
 19,300,000             5.15                           01/04/99                         19,300,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Systems Series 1993 B (VMIG1)
 22,000,000             5.15                           01/04/99                         22,000,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
  2,600,000             4.00                           01/07/99                          2,600,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 C (The First National Bank of Chicago) (A-
 1+/VMIG1)
 16,575,000             4.10                           01/07/99                         16,575,000
Illinois Health Facilities Authority VRDN RB for Northwest Community
 Hospital Series 1995 (A-1+/VMIG1)
  1,700,000             4.00                           01/07/99                          1,700,000
Illinois Health Facility Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 D (The First National Bank of Chicago)
 (A-1+/VMIG1)
  8,300,000             4.10                           01/07/99                          8,300,000
Village of Sauget VRDN PCRB for Monsanto Series 1992 (P-1)
  3,300,000             4.15                           01/07/99                          3,300,000
--------------------------------------------------------------------------------------------------
                                                                                      $119,075,000
--------------------------------------------------------------------------------------------------
Indiana--4.0%
Fort Wayne City Hospital Authority VRDN for Parkview Memorial Hospital
 Series 1985 D (Bank of America National Trust & Savings Association)
 (VMIG1)
$ 1,180,000             3.90%                          01/07/99                       $  1,180,000
Fort Wayne City Hospital Authority VRDN for Parkview Memorial Hospital
 Series 1989 B (Bank of America National Trust & Savings Association)
 (VMIG1)
 15,700,000             3.90                           01/07/99                         15,700,000
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital
 Series 1985 C (Bank of America National Trust & Savings Association)
 (VMIG1)
  7,655,000             3.90                           01/07/99                          7,655,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

 Principal                Interest                     Maturity                      Amortized
  Amount                    Rate                         Date                          Cost
-----------------------------------------------------------------------------------------------
Indiana (continued)
Indiana Health Facility Authority Variable Rate Hospital RB for
 Daughters of Charity National Health System Series 1997 E (A-1+/VMIG1)
$14,730,000(b)            3.80%                        01/07/99                     $14,730,000
Indiana Hospital Equipment Financing Authority VRDN Series 1985 A
 (MBIA) (A-1/VMIG1)
  5,000,000               4.00                         01/07/99                       5,000,000
Princeton City PCRB for PSI Energy Inc. Project Series 1996 (CIBC LOC)
 (A-1+/VMIG1)
 15,000,000               5.15                         01/04/99                      15,000,000
Warrick County PCRB for ALCOA Series 1992 (A-1)
  5,000,000               4.15                         01/07/99                       5,000,000
-----------------------------------------------------------------------------------------------
                                                                                    $64,265,000
-----------------------------------------------------------------------------------------------
Iowa--2.4%
Chillicothe City PCRB for Midamerican Energy Co./Midwest Power Systems
 Series 1993 A (A-1/VMIG1)
$  900,000                4.20%                        01/07/99                     $   900,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican
 Energy Co. Series 1986 A (A-1)
 15,400,000               4.20                         01/07/99                      15,400,000
Muscatine County VRDN PCRB for Monsanto Series 1992 (P-1)
  1,000,000               4.15                         01/07/99                       1,000,000
Salix City PCRB for Midamerican Energy Co./Midwest Power Systems Series
 1993 (A-1/VMIG1)
 21,795,000               4.20                         01/07/99                      21,795,000
-----------------------------------------------------------------------------------------------
                                                                                    $39,095,000
-----------------------------------------------------------------------------------------------
Kentucky--1.3%
Calvert City Pollution Control for Air Products and Chemicals Series
 1993 B (A-1)
$ 1,000,000               4.10%                        01/07/99                     $ 1,000,000
Kentucky Economic Development Financing Authority Adjustable Rate
 Hospital Facilities RB for The Health Alliance of Greater Cincinnati
 Series 1997 D (MBIA) (A-1+/VMIG1)
  5,000,000               4.00                         01/07/99                       5,000,000
Kentucky Turnpike Authority Resource Recovery Road Refunding RB Series
 1987 A Trust Receipts, Series 1997 Fr/ri-17 (Financial Security
 Assurance Inc.) (A-1+/VMIG1)
3,950,000                 4.10                         01/07/99                       3,950,000
Trimble County PCRB for Louisville Gas And Electric Company Series 1996
 A (A-1/VMIG1)
 11,000,000               3.10                         03/15/99                      11,000,000
-----------------------------------------------------------------------------------------------
                                                                                    $20,950,000
-----------------------------------------------------------------------------------------------
Louisiana--3.1%
Ascension Parish PCRB for Shell Oil Co. Series 1996 (A-1+/VMIG1)(a)
$ 9,500,000               3.80%                        01/07/99                     $ 9,500,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
Louisiana (continued)
Ascension Parish PCRB for Vulcan Materials Co. Series 1996
 (A-1+/VMIG1)
$ 8,200,000             4.30%                          01/07/99                       $ 8,200,000
Iberville Parish PCRB for Air Products and Chemicals Series 1992 (A-1)
  6,200,000             4.10                           01/07/99                         6,200,000
Plaquemines Port Harbor & District Marine Terminal Series 1985 B for
 Electro-Coal Transfer Corp. (A-1+/P-1)
  6,050,000             3.00                           05/20/99                         6,050,000
South Louisiana Port Commission RB for Occidental Petroleum Corp. Series
 1996 (Wachovia Bank N.A.) (P-1)
 11,800,000             3.85                           01/07/99                        11,800,000
St. James Parish PCRB for Occidental Petroleum Corp. Series 1996 (Wachovia
 Bank N.A.) (P-1)
  8,000,000             3.85                           01/07/99                         8,000,000
-------------------------------------------------------------------------------------------------
                                                                                      $49,750,000
-------------------------------------------------------------------------------------------------
Maryland--0.8%
Washington Suburban Sanitary District GO VRDN Series 1998
 (A-1+/VMIG1)(a)
$13,000,000             4.05%                          01/07/99                       $13,000,000
-------------------------------------------------------------------------------------------------
Massachusetts--4.4%
Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97C2101 Class
 A COPS (MBIA) (A-1+C)
$10,195,000             4.15%                          01/07/99                       $10,195,000
Commonwealth of Massachusetts GO Refunding Bonds Series 1998 A (A-
 1+/VMIG1)
 22,000,000             3.90                           01/07/99                        22,000,000
Massachusetts Health & Education Facility Authority for Harvard University
 Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+C)
 12,500,000             4.15                           01/07/99                        12,500,000
Massachusetts Health & Education Facility Authority RB for Harvard
 University Series I (A-1+/VMIG1)
 27,265,000               3.95                         01/07/99                        27,265,000
-------------------------------------------------------------------------------------------------
                                                                                      $71,960,000
-------------------------------------------------------------------------------------------------
Michigan--2.2%
Michigan State Building Authority CP Notes Series 2 (CIBC) (A-1+/P-1)
$17,500,000               3.30%                        02/09/99                       $17,500,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series
 982202 Class A Certificates (A-1+C)
 18,000,000               4.13                         01/07/99                        18,000,000
-------------------------------------------------------------------------------------------------
                                                                                      $35,500,000
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
Minnesota--1.2%
Becker PCRB for Northern States Power Co.--Sherburne County Generating
 Station Unit 3 Project Series 1992-A (A-1+/P-1)
$ 8,000,000               3.05%                        03/10/99                       $ 8,000,000
Minnesota Higher Education Facility Authority VRDN for Carleton College
 Series 3-L2 (VMIG1)
  4,175,000               3.85                         01/07/99                         4,175,000
White Bear Lake Refunding IDRB for Weyerhaeuser Project Series 1993 (A-1)
  6,800,000               4.10                         01/07/99                         6,800,000
-------------------------------------------------------------------------------------------------
                                                                                      $18,975,000
-------------------------------------------------------------------------------------------------
Mississippi--0.6%
Canton IDRB for Levi Strauss & Co. Series 1995 (Bank of America National
 Trust & Savings Association) (A-1+)
$10,000,000               4.00%                        01/07/99                       $10,000,000
-------------------------------------------------------------------------------------------------
Missouri--0.5%
Missouri Environmental Improvement & Energy VRDN PCRB for Monsanto Series
 1993 (P-1)
$ 5,000,000               4.10%                        01/07/99                       $ 5,000,000
Missouri Refunding RB for Washington University Series 1984
 (A-1+/VMIG1)
  3,750,000               4.10                         01/07/99                         3,750,000
-------------------------------------------------------------------------------------------------
                                                                                      $ 8,750,000
-------------------------------------------------------------------------------------------------
Nevada--2.8%
Clark County Refunding RB for Nevada Airport System Series 1993 A (MBIA)
 (A-1+/VMIG1)
$45,970,000               3.85%                        01/07/99                       $45,970,000
-------------------------------------------------------------------------------------------------
New Jersey--3.1%
State of New Jersey TRANS Series 1999 A (A-1+/P-1)
$ 5,000,000               3.35%                        03/11/99                       $ 5,000,000
 13,000,000               2.95                         03/17/99                        13,000,000
 25,000,000               3.00                         03/31/99                        25,000,000
  7,500,000               3.35                         04/06/99                         7,500,000
-------------------------------------------------------------------------------------------------
                                                                                      $50,500,000
-------------------------------------------------------------------------------------------------
New Mexico--0.6%
State of New Mexico TRANS Series 1998 (VMIG1/SP-1+)
$10,200,000               4.25%                        06/30/99                       $10,231,561
-------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
New York--3.8%
Long Island Power Authority Electric System Subordinated RB Series 1
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
$ 9,000,000               4.15%                        01/07/99                       $ 9,000,000
Long Island Power Authority Electric System Subordinated RB Series 4
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
 24,800,000               2.85                         03/18/99                        24,800,000
New York City GO Bonds Fiscal 1995 Series B-5 (MBIA) (A-1+/VMIG1)
  4,100,000               5.15                         01/04/99                         4,100,000
New York City GO Puttable Tax-Exempt Receipts Series 1995 D (MBIA) (VMIG1)
 10,700,000               4.25                         01/07/99                        10,700,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Series 1994 B (UBS AG) (A-1+/ VMIG1)
  2,500,000               5.05                         01/04/99                         2,500,000
New York State Environmental Facility Corp. Floating Rate Trust Receipts
 Series 1997 (A-1+C/VMIG1)
 10,425,000               4.10                         01/07/99                        10,425,000
-------------------------------------------------------------------------------------------------
                                                                                      $61,525,000
-------------------------------------------------------------------------------------------------
North Carolina--3.1%
City of Greensboro COPS Series 1998 (A-1+/VMIG1)
$ 5,000,000               4.10%                        01/07/99                       $ 5,000,000
North Carolina State Public School Building Bonds Series 1998 A Puttable
 Floating Option Tax-Exempt Receipts Series PA 283 (A-1+)
  8,800,000               4.10                         01/07/99                         8,800,000
Rockingham County Refunding PCRB for Philip Morris Project Series 1992 (A-
 1/P-1)
  3,960,000               4.10                         01/07/99                         3,960,000
Wake County Industrial Facilities & Pollution Control Financing Authority
 PCRB for Carolina Power & Light Series 1990 B (The Bank of New York) (A-
 1+/P-1)
  7,200,000               3.15                         03/11/99                         7,200,000
 10,000,000               2.90                         03/25/99                        10,000,000
 15,000,000               2.90                         03/26/99                        15,000,000
-------------------------------------------------------------------------------------------------
                                                                                      $49,960,000
-------------------------------------------------------------------------------------------------
Ohio--1.9%
Hamilton County Adjustable Rate Hospital Facilities RB for The Health
 Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)(a)
$30,775,000               4.00%                        01/07/99                       $30,775,000
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
Oklahoma--0.6%
Muskogee Industrial Trust Pollution Control for Oklahoma Gas and Electric
 Company Project Series 1997 A (A-1+/VMIG1)
$10,000,000               4.05%                        01/07/99                       $10,000,000
-------------------------------------------------------------------------------------------------
Oregon--0.4%
Lane County PCRB for Weyerhaeuser Company Series 1994 (A-1)(a)
$ 6,500,000               4.10%                        01/07/99                       $ 6,500,000
-------------------------------------------------------------------------------------------------
Pennsylvania--2.0%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt
 Trust 943804 Class A COPS (AMBAC) (A-1 C)
$14,400,000               4.15%                        01/07/99                       $14,400,000
Delaware County IDA PCRB For BP Oil Inc. Project Series 1985 (A-1+/P-1)
    700,000               5.00                         01/04/99                           700,000
Philadelphia City TRANS Series A 1998-1999 (VMIG1/SP-1+)
 17,625,000               4.25                         06/30/99                        17,676,510
-------------------------------------------------------------------------------------------------
                                                                                      $32,776,510
-------------------------------------------------------------------------------------------------
South Carolina--0.6%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (NRU) (A-1+/VMIG1)
$ 8,625,000               4.05%                        01/07/99                       $ 8,625,000
York County Floating/Fixed Rate PCRB Series 1984 N (NRU)
 (A-1+/VMIG1)
  1,100,000               4.05                         01/07/99                         1,100,000
-------------------------------------------------------------------------------------------------
                                                                                      $ 9,725,000
-------------------------------------------------------------------------------------------------
South Dakota--0.6%
South Dakota Housing Development Authority Puttable Floating Option Tax-
 Exempt Receipts Series PT-73 Homeownership Mortgage Bonds Series 1996 A
 (A-1+C)
$ 9,200,000               4.10%                        01/07/99                       $ 9,200,000
-------------------------------------------------------------------------------------------------
Tennessee--0.1%
Bradley County VRDN for Olin Corp. Series 1993 C (Wachovia Bank N.A.) (A-
 1+)
$ 1,000,000               5.10%                        01/04/99                       $ 1,000,000
-------------------------------------------------------------------------------------------------
Texas--19.9%
Brazos Harbor Industrial Development Corp. Variable Rate for Monsanto
 Company (P-1)
$ 3,500,000               4.15%                        01/07/99                       $ 3,500,000
Brazos River Authority PCRB for Monsanto Co. Series 1994 (P-1)
  5,100,000               4.15                         01/07/99                         5,100,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
Texas (continued)
Brazos River Authority VRDN for Monsanto Co. (P-1)
$ 5,300,000               4.15%                        01/07/99                       $ 5,300,000
City of Belton Industrial Development Corp. Refunding RB for the Butt
 Grocery Series 1993 (Chase Bank of Texas, N.A.) (P-1)
  2,875,000               4.00                         01/07/99                         2,875,000
City of Dallas Waterworks and Sewer System Refunding RB Series 1998, PT-
 1114 (Financial Security Assurance, Inc.) (A-1+)
 14,540,000               4.10                         01/07/99                        14,540,000
City of Houston GO CP Notes Series A (A-1+/P-1)
 20,000,000               2.95                         04/07/99                        20,000,000
City of San Antonio Electric & Gas System Revenue RB Series 1997 SG 104,
 SG 105 (A-1+C)
 36,800,000               4.10                         01/07/99                        36,800,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health
 System RB Series 1998 B (AMBAC) (VMIG1)
 10,000,000               4.05                         01/07/99                        10,000,000
Harris County Health Facilities Development Corp. Health Care System
 United Priced Demand Adjustable RB for School of the Incarnate Word
 Series 1997 A (A-1+C/VMIG1)
 10,000,000               3.00                         04/07/99                        10,000,000
Harris County Health Facilities Development Corp. Hospital RB for The
 Methodist Hospital Series 1997 (A-1+)
  8,100,000               5.00                         01/04/99                         8,100,000
Harris County Health Facilities Development Corp. RB for Memorial Hospital
 System Series 1997 B (MBIA) (A-1+/VMIG1)
  7,700,000               3.90                         01/07/99                         7,700,000
Harris County Health Facilities Development Corp. RB for Methodist
 Hospital Series 1994 (A-1+)
 14,600,000               5.00                         01/04/99                        14,600,000
Harris County Health Facilities Development Corp. Unit Priced Demand
 Adjustable RB for St. Luke's Episcopal Hospital Series 1997 A (A-1+)
 17,160,000               4.85                         01/04/99                        17,160,000
Harris County Toll Road Adjustable/Fixed Rate Subordinated Lien RB Series
 1994 F (A-1+/VMIG1)
  9,400,000               3.95%                        01/07/99                         9,400,000
Harris County Toll Road VRDN Series 1994 C (A-1+/VMIG1)
 13,400,000               3.95                         01/07/99                        13,400,000
Red River Authority Texas PCRB for Southwestern Public Service Company
 Series 1991 (A-1/VMIG1)
 24,900,000               4.30                         01/07/99                        24,900,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
 23,000,000               3.05                         03/16/99                        23,000,000
 15,000,000               3.00                         04/08/99                        15,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio  (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Texas (continued)
State of Texas TRANS CP Notes Series 1997 B (A-1+/P-1)
$16,000,000             2.95%                          07/28/99                       $ 16,000,000
 16,000,000             2.95                           08/23/99                         16,000,000
State of Texas TRANS Series 1998 (SP1+/VMIG1)
 50,000,000             4.50                           08/31/99                         50,439,902
--------------------------------------------------------------------------------------------------
                                                                                      $323,814,902
--------------------------------------------------------------------------------------------------
Utah--0.8%
Central Utah Water Conservancy District GO Limited Tax Refunding Bonds
 Variable Rate Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
$ 9,000,000             3.95%                          01/07/99                       $  9,000,000
Utah State Board of Regents Auxiliary and Campus Facilities System RB
 Series 1997 A (A-1+/VMIG1)
  3,390,000             3.75                           01/07/99                          3,390,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 12,390,000
--------------------------------------------------------------------------------------------------
Virginia--3.8%
Chesapeake IDA PCRB for Virginia Electric & Power Company Series 1985 (A-
 1/VMIG1)
$22,000,000             3.10%                          01/15/99                       $ 22,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Series 1987 A
 (A-1/VMIG1)
  5,000,000             3.10                           01/15/99                          5,000,000
Louisa County PCRB for Virginia Electric & Power Series 1984 (A-1/VMIG1)
  4,000,000             3.15                           01/22/99                          4,000,000
  4,000,000             3.15                           01/25/99                          4,000,000
Roanoke City IDA VRDN for Carilion Health System Series A (A-1/VMIG1)
  4,800,000             5.00                           01/04/99                          4,800,000
Roanoke City VRDN for Carilion Health System Hospital Series B (A-1/VMIG1)
  5,300,000             5.00                           01/04/99                          5,300,000
Spotsylvania County IDRB for Carlisle Corp. Series 1993 (Suntrust Bank)
 (AA3)
  6,500,000             4.00                           01/07/99                          6,500,000
York County IDA PCRB for Virginia Electric & Power Series 1985 (A-1/VMIG1)
  9,400,000             3.00                           02/01/99                          9,400,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 61,000,000
--------------------------------------------------------------------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
Washington--2.5%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust
 Series 97C 4701 Class A Certificates (A-1+C)
$10,000,000           4.13%                      01/07/99                   $   10,000,000
King County Sewer Revenue BANS CP Series A (A-1/P-1)
  9,200,000           3.05                       03/11/99                        9,200,000
  7,500,000           3.05                       03/19/99                        7,500,000
Port of Grays Harbor Industrial Development Corp. for Weyerhaeuser
 Project Series 1993 (A-1)(a)
  5,850,000           4.10                       01/07/99                        5,850,000
Port of Grays Harbor Refunding IDA for Weyerhaeuser Project Series 1992
 (A-1)
  1,000,000           4.10                       01/07/99                        1,000,000
Union Gap City Refunding IDA for Weyerhaeuser Project Series 1992 (A-1)
  1,600,000           4.10                       01/07/99                        1,600,000
Washington Public Power Supply System Refunding Electric RB Series
 1993-1A-2 (Bank of America National Trust & Savings Association) (A-
 1+/VMIG1)
  5,800,000           3.95                       01/07/99                        5,800,000
---------------------------------------------------------------------------------------------
                                                                            $   40,950,000
---------------------------------------------------------------------------------------------
Wisconsin--5.1%
City of Milwaukee Short-Term School Order Notes Series 1998 B
 (SP1+/VMIG1)
$48,500,000           4.25%                      08/26/99                   $   48,719,616
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series
 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1+C)
 15,085,000           4.15                       01/07/99                       15,085,000
State of Wisconsin Operating Notes Series 1998 (VMIG1/SP-1+)
 12,500,000           4.50                       06/15/99                       12,578,766
Wisconsin Health & Educational Facilities Authority VRDN for Wheaton
 Franciscan Services Series 1997 (Toronto Dominion Bank) (A-1+/VMIG1)
  7,000,000           4.00                       01/07/99                        7,000,000
---------------------------------------------------------------------------------------------
                                                                            $   83,383,382
---------------------------------------------------------------------------------------------
Wyoming--0.9%
Sweetwater PCRB for PacifiCorp Project Series 1990 A (C.S. First Boston
 LOC) (VMIG1)
$14,500,000           3.85%                      01/07/99                   $   14,500,000
---------------------------------------------------------------------------------------------
Total Investments                                                           $1,688,438,332(c)
---------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(a) A portion of these securities are segregated for forward commitments.
(b)Forward commitments.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
California--92.4%
Alameda-Contra Costa Schools Financing Authority VRDN Cops for Capital
 Improvement Financing Project Series F (KBC Bank, N.V.)
 (A-1+)
$ 5,565,000               3.75%                        01/07/99                       $  5,565,000
California Health Facilities Authority Insured Variable Rate Hospital RB
 for Adventist Health System/West Series 1998 A (MBIA)
 (A-1+/VMIG1)
  6,700,000               5.00                         01/04/99                          6,700,000
California Health Facility Financing Authority RB Series 1990 A (Rabobank
 Nederland Coop Centrale Raiffeisen-Boerenleenbank) (VMIG1)
  1,800,000               3.60                         01/07/99                          1,800,000
California Pollution Control Financing Authority Adjustable TRB for
 Southern California Edison Series 1986 A (A-1/VMIG1)
  4,600,000               5.20                         01/04/99                          4,600,000
California Pollution Control Financing Authority Adjustable TRB for
 Southern California Edison Series 1986 B (A-1/VMIG1)
  3,700,000               5.20                         01/04/99                          3,700,000
California Pollution Control Financing Authority Adjustable TRB for
 Southern California Edison Series 1986 C (A-1/VMIG1)
    300,000               5.20                         01/04/99                            300,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1996 E (Morgan Guaranty Trust Company of New York)
 (A-1+)
  5,200,000               2.90                         03/10/99                          5,200,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1996 F (Banque Nationale de Paris, S.A.) (A-1)
  5,650,000               5.00                         01/04/99                          5,650,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1997 A (Toronto Dominion Bank)
 (A-1+)
  7,100,000               5.00                         01/04/99                          7,100,000
Chula Vista IDRB for San Diego Gas & Electric Company Series 1996 A (A-
 1/VMIG1)
 13,400,000               5.00                         01/04/99                         13,400,000
City of Fresno VRDN MF Hsg. Refunding RB for Heron Pointe & Stone Series
 1996 A (Wells Fargo Bank, N.A.) (VMIG1)
  3,315,000               3.75                         01/07/99                          3,315,000
City of Huntington Beach Monthly Floating Rate Demand MF Hsg. RB Series
 1985 A (Bank of America National Trust & Savings Association) (VMIG1)
  7,400,000               4.00                         02/01/99                          7,400,000
City of Long Beach TRANS Series 1998-1999 (SP1+)
  1,700,000               4.00                         10/05/99                          1,710,505

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
California (continued)
City of Los Angeles TRANS Series 1998 (SP1+/VMIG1)
$10,000,000               4.00%                        06/30/99                       $ 10,020,473
City of Los Angeles Wastewater System CP Revenue Notes (Morgan Guaranty
 Trust Company of New York/UBS AG) (A-1/P-1)
  7,000,000               2.80                         03/15/99                          7,000,000
  5,500,000               2.80                         03/16/99                          5,500,000
City of Newport Beach Floating/Fixed Rate Health Facility RB for Hoag
 Memorial Series 1992 (A-1+C/VMIG1)
  6,500,000               5.10                         01/04/99                          6,500,000
City of Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital
 Series 1996 A (A-1+C/VMIG1)
  7,500,000               5.10                         01/04/99                          7,500,000
City of Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital
 Series 1996 C (A-1+C/VMIG1)
  1,500,000               5.10                         01/04/99                          1,500,000
City of San Diego Certificates of Undivided Interest in The Water Utility
 Fund Series 1998 (FGIC) (A-1+C)
 15,685,000               3.88                         01/07/99                         15,685,000
Contra Costa Water District Tax-Exempt CP Notes Series A (A-1+/P-1)
  5,200,000               2.85                         03/10/99                          5,200,000
County of Los Angeles Pension Obligation Refunding RB Series 1996 A (AMBAC)
 (A-1+/VMIG1)
  9,000,000               3.70                         01/07/99                          9,000,000
County of Los Angeles Pension Obligation Refunding RB Series 1996 B (AMBAC)
 (A-1+/VMIG1)
  3,700,000               3.70                         01/07/99                          3,700,000
County of Los Angeles Pension Obligation Refunding RB Series 1996 C (AMBAC)
 (A-1+/VMIG1)
  1,800,000               3.70                         01/07/99                          1,800,000
East Bay Municipal Utility District Water & Waste Water CP Notes
 (A-1+/P-1)
  7,800,000               2.95                         03/17/99                          7,800,000
Fremont City Pursuant to a Lease with Fremont Public Financing Authority
 VRDN COPS for Family Resource Center Financing Project Series 1998 (KBC
 Bank, N.V.) (A-1+)
  2,000,000               3.75                         01/07/99                          2,000,000
Fremont VRDN MF Hsg. RB for Creekside Village Apartments Series 1985 D (KBC
 Bank, N.V.) (A-1+/VMIG1)
 14,400,000               3.70                         01/07/99                         14,400,000
Kern High School District TRANS Series 1998 (SP1+)
 18,000,000               4.00                         08/26/99                         18,059,771
Kings County Housing Authority VRDN MF Hsg. Refunding RB for Edgewater
 Series 1996 A (Wells Fargo Bank, N.A.) (VMIG1)
  6,555,000               3.75                         01/07/99                          6,555,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
California (continued)
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point
 Apartments Series 1998 A (FNMA) (A-1)
$ 6,250,000               3.80%                        01/07/99                       $  6,250,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for
 Malibu Meadows II Project Series 1998 B (FNMA) (A-1+)
  3,200,000               3.80                         01/07/99                          3,200,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB for
 Malibu Meadows II Project Series 1998 C (FNMA) (A-1+)
 14,249,000               3.80                         01/07/99                         14,249,000
Los Angeles County Metro TRANS Authority 2nd Sub Sales Tax Revenue CP Notes
 Series A (National Westminster Bank PLC/Bayerische Hypotheken Vereinsbank
 AG/CIBC) (A-1+/P-1)
  3,000,000               2.75                         03/10/99                          3,000,000
 10,000,000               3.10                         04/12/99                         10,000,000
Los Angeles County TRANS Series 1998-99 A (SP1+/VMIG1)
 16,980,000               4.50                         06/30/99                         17,076,161
Los Angeles Unified School District Variable Rate COPS for Belmont Learning
 Complex Series 1997 A (Commerzbank AG) (VMIG1)
 26,890,000               3.80                         01/07/99                         26,890,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series
 1997 D (MBIA) (A-1+/VMIG1)
 19,000,000               3.90                         01/07/99                         19,000,000
Oakland Joint Powers Financing Authority Lease RB Series 1998 A-2
 (Financial Security Assurance, Inc.) (A-1+/VMIG1)
  2,000,000               3.65                         01/07/99                          2,000,000
Orange County Apartment Development Refunding RB for Larkspur Canyon
 Apartments Series 1997 A (FNMA) (A-1+)
  7,635,000               3.85                         01/07/99                          7,635,000
Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984
 C (KBC Bank, N.V.) (A-1/VMIG1)
 24,000,000               3.70                         01/07/99                         24,000,000
Palo Alto Unified School District Municipal Securities Trust Receipts
 Series 1997 SGA 53 (A-1+)
  9,830,000               4.00                         01/07/99                          9,830,000
Sacramento County COPS for Administration Center and Courthouse Project
 Series 1990 (UBS AG) (A-1+/VMIG1)
 19,430,000               3.70                         01/07/99                         19,430,000
Sacramento County Housing Authority MF Hsg. Refunding RB for Stone Creek
 Apartments (FNMA) (A-1+)
  8,450,000               3.80                         01/07/99                          8,450,000
San Diego City Housing Authority MF Hsg. RB for LA Cima Apartments Series
 1985, Issue K (Citibank, N.A.) (VMIG1)
 12,725,000               3.65                         01/07/99                         12,725,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
California (continued)
San Diego City Housing Authority MF Hsg. RB for Nobel Court Series 1985,
 Issue L (Citibank, N.A.) (VMIG1)
$11,355,000               3.65%                        01/07/99                       $ 11,355,000
San Diego City Housing Authority VRDN MF Hsg. Refunding RB for Carmel Del
 Mar Apartments Project Series 1993, Issue E (Commerzbank AG) (A-1+)
  6,000,000               3.85                         01/07/99                          6,000,000
San Diego County VRDN MF Hsg. RB for Country Hills-Phase I Series 1985 C
 (FNMA) (A-1+)
  9,900,000               3.55                         01/07/99                          9,900,000
San Diego County Water Authority CP Notes Series 1 (A-1/P-1)
  4,500,000               3.10                         04/12/99                          4,500,000
San Francisco City & County Housing Authority VRDN MF Hsg. RB Series 1985 D
 (A-1+)
  6,800,000               3.70                         01/07/99                          6,800,000
South Coast Local Education Agencies Pooled TRANS Program Series 1998 A
 (SP1+/VMIG1)
 15,000,000               4.50                         06/30/99                         15,066,972
Southern California Metropolitan Water District CP Notes Series A
 (A-1+/P-1)
  7,400,000               2.85                         03/15/99                          7,400,000
Southern California Metropolitan Water District Water RB Series 1997 B (A-
 1+/VMIG1)
  9,000,000               3.65                         01/07/99                          9,000,000
Southern California Metropolitan Water District Water RB Series 1997 C (A-
 1+/VMIG2)
  9,700,000               3.65                         01/07/99                          9,700,000
Southern California Public Power Authority Power Project RB Series 1996 B
 (AMBAC) (A-1+/VMIG1)
  8,000,000               3.65                         01/07/99                          8,000,000
Southern California Public Power Authority Power Project Subordinate
 Refunding RB for Palo Verde Series 1997 A (Financial Security Assurance,
 Inc.) (Aaa/AAA)
  2,915,000               4.50                         07/01/99                          2,927,944
Southern California Public Power Authority Subordinate Refunding RB for
 Transportation Project Series 1991 (AMBAC) (A-1+/VMIG1)
 14,700,000               3.65                         01/07/99                         14,700,000
State of California GO Puttable Floating Option Tax-Exempt Receipts Series
 PA-238 (MBIA) (A-1+C)
 10,000,000               3.93                         01/07/99                         10,000,000
State of California GO Puttable Floating Option Tax-Exempt Receipts Series
 PT-1001 (FGIC) (A-1+C)
 18,870,000               3.88                         01/07/99                         18,870,000
State of California GO TECP Notes (A-1/P-1)
  7,500,000               2.85                         03/11/99                          7,500,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
California (continued)
State of California Municipal Securities Trust Receipt Series 1997 SGA
 55 (FGIC) (A-1+)
$12,700,000              4.03%                      01/07/99                     $ 12,700,000
State of California RANS Series 1998-99 (SP1+/VMIG1)
  5,000,000              4.00                       06/30/99                        5,020,447
Triunfo Sanitation District VRDN Refunding RB Series 1994 (Banque
 Nationale de Paris, S.A.) (A-1)
  3,600,000              3.70                       01/07/99                        3,600,000
University of California CP Notes Series A (A-1+/P-1)
  5,000,000              2.85                       05/03/99                        5,000,000
------------------------------------------------------------------------------------------------
                                                                                 $540,436,273
------------------------------------------------------------------------------------------------
Puerto Rico--7.3%
Puerto Rico Government Development Bank TECP Program (A-1+)
$ 4,443,000              2.90%                      02/18/99                     $  4,443,000
 13,000,000              2.85                       04/06/99                       13,000,000
  5,000,000              2.85                       05/03/99                        5,000,000
Puerto Rico Government Development Bank VRDN Series 1985 (MBIA LOC) (A-
 1+/VMIG1)
  7,700,000              3.60                       01/07/99                        7,700,000
Puerto Rico Highway & Transportation Authority Transportation RB Series
 A (AMBAC) (A-1+)
 12,280,000              3.80                       01/07/99                       12,280,000
------------------------------------------------------------------------------------------------
                                                                                 $ 42,423,000
------------------------------------------------------------------------------------------------
Total Investments                                                                $582,859,273(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
   Amount                 Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
 New York--91.7%
 City of Yonkers Civic Facility IDA RB for Consumers Series 1991 (Credit
  Local de France) (VMIG1)
 $2,500,000               4.00%                        01/07/99                       $  2,500,000
 City of Yonkers Civic Facility IDA RB Series 1991 (Credit Local de France)
  (VMIG1)
  2,738,000               4.00                         01/07/99                          2,738,000
 City of Yonkers GO Serial Bonds Series 1996 C (AMBAC) (Aaa/AAA)
  2,460,000               5.00                         08/01/99                          2,488,646
 Great Neck North Water Authority Water System RB Series 1993 A (FGIC) (A-
  1+/VMIG1)
  4,900,000               4.00                         01/07/99                          4,900,000
 Long Island Power Authority Electric System Subordinated RB Series 4
  (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
  (A-1+/VMIG1)
  3,400,000               3.05                         03/09/99                          3,400,000
 Long Island Power Authority Electric System Subordinated RB Series 6
  (Morgan Guaranty Trust Company of New York/ABN/AMRO
  Bank, N.V.) (A-1+/VMIG1)
  3,500,000               4.85                         01/04/99                          3,500,000
 Massapequa Union Free School District TANS Series 1998-99 (MIG1)
  3,700,000               4.00                         06/30/99                          3,707,577
 Municipal Assistance Corp. for the City of New York
  Series G (Aa2/AA)
  3,000,000               5.00                         07/01/99                          3,018,779
 Municipal Assistance Corp. for the City of New York Series K, Subseries K-
  1 (Westdeutsche Landesbank Girozentrale)
  (A-1+/VMIG1)
  3,000,000               3.80                         01/07/99                          3,000,000
 New York & New Jersey Port Authority Floating Rate Trust Receipts 108th
  Series (Financial Security Assurance Inc.) (A-1(C)/VMIG1)
  6,000,000               4.15                         01/07/99                          6,000,000
 New York City GO Bonds Fiscal 1995 Series B-5 (MBIA) (A-1+/VMIG1)
  1,800,000               5.15                         01/04/99                          1,800,000
 New York City GO Puttable Tax-Exempt Receipts Series 1995 D (MBIA) (VMIG1)
    600,000               4.25                         01/07/99                            600,000
 New York City GO Refunded Bonds Series 1991 F
  (U.S. Treasury Bond) (AAA)
  2,835,000               8.10                         11/15/99                          2,959,431
 New York City Health & Hospitals Corp. Health System Bonds Series 1997 A
  (Morgan Guaranty Trust) (A-1+/VMIG1)
  1,300,000               3.90                         01/07/99                          1,300,000
 New York City Health & Hospitals Corp. Health System Bonds Series 1997 B
  (CIBC) (A-1+/VMIG1)
  4,700,000               3.95                         01/07/99                          4,700,000
 New York City IDA Civic Facility RB for National Audubon Society Inc.
  Series 1989 (Credit Local de France) (A-1+)
  3,700,000               5.00                         01/04/99                          3,700,000

 Principal              Interest                       Maturity                        Amortized
   Amount                 Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
 New York (continued)
 New York City Municipal Water Finance Authority CP Notes Series 5 Lot B
  (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
  Girozentrale/Landesbank Hessen-Thueringen Girozentrale) (A-1+/ P-1)
 $6,000,000               5.00%                        01/04/99                       $  6,000,000
 New York City Transitional Finance Authority Future Tax Secured Bonds
  Series 1999 A, Subseries A-1 (A-1+/VMIG1)
  5,000,000               4.05                         01/07/99                          5,000,000
 New York City Transitional Finance Authority Future Tax Secured Bonds
  Series 1999 A, Subseries A-2 (A-1+/VMIG1)
  1,000,000               3.90                         01/07/99                          1,000,000
 New York City Trust for Cultural Resources Multi-Mode Bonds for Solomon
  Guggenheim Foundation Series 1990 B (Westdeutsche Landesbank
  Girozentrale) (A-1+/VMIG1)
  1,400,000               5.00                         01/04/99                          1,400,000
 New York Local Government Assistance Corp. Variable Rate Bond Series 1995
  B (Bank of Nova Scotia) (A-1+/VMIG1)
  4,600,000               3.85                         01/04/99                          4,600,000
 New York State Dormitory Authority RB for State University Educational
  Facilities Series 1989 A (U.S. Treasury Bond) (Aaa/AAA)
  3,000,000               7.13                         05/15/99                          3,105,176
 New York State Dormitory Authority RB Series for Cornell University Series
  1990 B (A-1+/VMIG1)
  3,200,000               5.00                         01/04/99                          3,200,000
 New York State Dormitory Authority Variable Rate Interest Bond for
  Metropolitan Museum of Art (A-1+/VMIG1)
  3,260,000               3.85                         01/07/99                          3,260,000
 New York State Energy Research & Development Authority PCRB for Central
  Hudson Gas & Electric Series 1985 B
  (Deutsche Bank AG) (P-1)
  2,300,000               4.00                         01/07/99                          2,300,000
 New York State Energy Research & Development Authority Gas Facility RB for
  Brooklyn Union Gas Series 1997 A-1 (MBIA) (A-1+/VMIG1)
  5,850,000               4.00                         01/07/99                          5,850,000
 New York State Energy Research & Development Authority Gas Facility RB for
  Brooklyn Union Gas Series 1997 A-2 (MBIA) (A-1+/VMIG1)
  1,800,000               3.80                         01/07/99                          1,800,000
 New York State Energy Research & Development Authority PCRB for New York
  State Electric & Gas Corp. Series 1985 A (Morgan Guaranty Trust Company
  of New York) (A-1+)
  3,000,000               3.58                         03/15/99                          3,000,000
 New York State Energy Research & Development Authority PCRB for New York
  State Electric & Gas Corp. Series 1985 D (UBS AG)
  (A-1+/Aaa)
  4,000,000               3.00                         12/01/99                          4,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio  (continued)
December 31, 1998
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
New York (continued)
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Corp. Series D-2 (First National Bank of Chicago)
 (VMIG1)
  $  200,000               5.10%                        01/04/99                       $    200,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Series 1994 B (UBS AG) (A-1+/VMIG1)
     500,000               5.05                         01/04/99                            500,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Series 1994 D-1 (First National Bank of Chicago)
 (VMIG1)
     500,000               4.80                         01/04/99                            500,000
New York State Energy Research & Development VRDN for Orange & Rockland
 Utilities Series 1995 A (AMBAC) (A-1+/VMIG1)
     400,000               3.80                         01/07/99                            400,000
New York State Enviromental Facility Corp. RB Eagle Tax-Exempt Trust Series
 1994 D, Class A Cops (A-1+C)
   6,050,000               4.13                         01/07/99                          6,050,000
New York State Environmental Quality Variable Interest Rate GO Bonds Series
 1997 A (Bayerische Landesbank Girozentrale/Landesbank Hessen-Thueringen
 Girozentrale) (A-1+/VMIG1)
   2,000,000               3.05                         03/10/99                          2,000,000
New York State Housing Finance Agency RB for 750 Sixth Ave Housing Series
 1998 A (VMIG1)
   2,000,000               4.00                         01/07/99                          2,000,000
New York State Housing Finance Agency RB for Liberty View Apartments Housing
 Series 1997 A (FNMA) (A-1+)
   6,000,000               3.75                         01/07/99                          6,000,000
New York State Housing Finance Agency RB for Tribeca Park Housing Series
 1997 A (Bayerische Hypotheken Vereinsbank AG) (VMIG1)
  12,000,000               3.90                         01/07/99                         12,000,000
Oswego County IDA PCRB Series 1992 for Philip Morris Companies (A-1/P-1)
   1,000,000               4.25                         01/07/99                          1,000,000
Rensselaer County IDA RB for Rensselaer Polytechnic Institute Civic Facility
 Series 1997 A (VMIG1)
   4,440,000               3.85                         01/07/99                          4,440,000
Syracuse University IDA RB for Syracuse University Eggers Hall Series 1993
 (Morgan Guaranty Trust Co. of New York) (A-1+/VMIG1)
   1,700,000               5.00                         01/04/99                          1,700,000
Westchester County GO Serial Bonds Series 1990 A (Aaa/AAA)
     500,000               6.70                         02/01/99                            501,231
---------------------------------------------------------------------------------------------------
                                                                                       $132,118,840
---------------------------------------------------------------------------------------------------
Puerto Rico--8.0%
Puerto Rico Government Development Bank Tax-Exempt CP
 Program (A-1+)
$  4,000,000               2.85%                        04/06/99                       $  4,000,000

 Principal             Interest                     Maturity                      Amortized
   Amount                Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
 Puerto Rico (continued)
 Puerto Rico Government Development Bank VRDN Series 1985
  (MBIA LOC) (A-1+/VMIG1)
 $3,100,000              3.60%                      01/07/99                     $  3,100,000
 Puerto Rico Highway & Transportation Authority RB Series A (AMBAC)
  (A-1+)
  4,400,000              3.80                       01/07/99                        4,400,000
------------------------------------------------------------------------------------------------
                                                                                 $ 11,500,000
------------------------------------------------------------------------------------------------
 Total Investments                                                               $143,618,840(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

---------------------------------------  ---------------------------------------
Investment Abbreviations:

 AMBAC    --Insured by American Municipal Bond Assurance Corp.
 COPS     --Certificates of Participation
 CP       --Commercial Paper
 FGIC     --Insured by Financial Guaranty Insurance Co.
 FNMA     --Federal National Mortgage Association
 GO       --General Obligation
 IDA      --Industrial Development Authority
 IDRB     --Industrial Development Revenue Bond
 LOC      --Letter of Credit
 MBIA     --Insured by Municipal Bond Investors Assurance
 MF Hsg.  --Multi-Family Housing
 NRU      --National Rural Utilities Cooperation Finance Corp.
 PCRB     --Pollution Control Revenue Bond
 RANS     --Revenue Anticipation Notes
 RB       --Revenue Bond
 TANS     --Tax Anticipation Notes
 TECP     --Tax Exempt Commercial Paper
 TRANS    --Tax Revenue Anticipation Notes
 TRB      --Tender Revenue Bond
 VRDN     --Variable Rate Demand Note

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1998
--------------------------------------------------------------------------------

                                         Prime          Money
                                      Obligations       Market      Government
                                       Portfolio      Portfolio     Portfolio
                                          -------------------------------------
Assets:
Investment in securities, at value
 based on amortized cost             $1,015,913,421 $1,696,028,033 $528,950,165
Cash                                        129,674        166,937      247,528
Receivables:
 Interest                                 5,052,970      9,222,686    1,572,450
 Reimbursement from adviser                      --        161,074       17,129
Other assets                                104,032         89,080       41,016
-------------------------------------------------------------------------------
  Total assets                        1,021,200,097  1,705,667,810  530,828,288
-------------------------------------------------------------------------------
Liabilities:
Payables:
 Investment securities purchased                 --             --   31,969,975
 Income distribution                      4,161,925      7,761,480    1,946,315
 Amounts owed to affiliates                 344,185        633,841      165,633
Accrued expenses and other liabili-
 ties                                       136,197        277,698       77,077
-------------------------------------------------------------------------------
  Total liabilities                       4,642,307      8,673,019   34,159,000
-------------------------------------------------------------------------------
Net Assets:
Paid-in capital                       1,016,557,790  1,696,994,791  496,650,373
Accumulated undistributed net in-
 vestment income                                 --             --       18,915
Accumulated net realized gain
 (loss) on investment transactions               --             --           --
-------------------------------------------------------------------------------
  Net assets                         $1,016,557,790 $1,696,994,791 $496,669,288
-------------------------------------------------------------------------------
Net asset value, offering and re-
 demption price per unit/share
 (net assets/units or shares out-
 standing)                                    $1.00          $1.00        $1.00
-------------------------------------------------------------------------------
Units/Shares outstanding:
ILA units                               837,185,408  1,350,316,356  383,209,380
ILA Administration units                 38,835,536    314,327,442    7,682,007
ILA Service units                       119,308,922     32,349,450  105,720,727
ILA B units                              14,411,968             --           --
ILA C units                               6,814,413             --           --
Cash Management shares                        1,543          1,543        1,541
-------------------------------------------------------------------------------
  Total units/shares of beneficial
   interest outstanding, $.001 par
   value (unlimited number of units
   authorized)                        1,016,557,790  1,696,994,791  496,613,655
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Treasury      Treasury                    Tax-Exempt     Tax-Exempt   Tax-Exempt
 Obligations   Instruments     Federal      Diversified     California    New York
  Portfolio     Portfolio     Portfolio      Portfolio      Portfolio    Portfolio
-------------------------------------------------------------------------------------
 $852,562,117  $844,336,109 $3,438,574,979 $1,688,438,332  $582,859,273 $143,618,840
       42,012       100,056        219,046      1,292,207     1,275,515      116,630
    1,528,046     5,916,348     10,357,392      9,729,680     2,574,156      771,565
       25,446        22,322        138,824            --            --        59,995
          468           --           3,166        139,437        43,540          --
-------------------------------------------------------------------------------------
  854,158,089   850,374,835  3,449,293,407  1,699,599,656   586,752,484  144,567,030
-------------------------------------------------------------------------------------
          --            --     246,826,825     68,185,000           --           --
    3,304,041     2,610,700     13,034,311      4,163,622     1,394,394      337,806
      289,225       258,299      1,082,345        571,500       205,324       47,515
      116,124       216,418        353,888         33,405        21,572       48,605
-------------------------------------------------------------------------------------
    3,709,390     3,085,417    261,297,369     72,953,527     1,621,290      433,926
-------------------------------------------------------------------------------------
  850,448,699   847,286,786  3,187,992,819  1,626,430,582   585,120,699  144,136,145
          --            --           3,219        362,642        10,495        1,632
          --          2,632            --        (147,095)          --        (4,673)
-------------------------------------------------------------------------------------
 $850,448,699  $847,289,418 $3,187,996,038 $1,626,646,129  $585,131,194 $144,133,104
-------------------------------------------------------------------------------------
        $1.00         $1.00          $1.00          $1.00         $1.00        $1.00
-------------------------------------------------------------------------------------
  734,456,625   341,470,687  2,625,682,181  1,562,378,412   584,534,942  122,551,094
   80,532,554   131,681,160    508,323,031     26,510,013       512,198   21,581,978
   35,459,520   374,134,939     53,990,685     37,847,328         1,546        1,550
          --            --             --             --            --           --
          --            --             --             --            --           --
          --            --             --           1,524         1,521        1,523
-------------------------------------------------------------------------------------
  850,448,699   847,286,786  3,187,995,897  1,626,737,277   585,050,207  144,136,145
-------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                           Prime        Money
                                        Obligations    Market     Government
                                         Portfolio    Portfolio    Portfolio
                                             ---------------------------------
Investment Income:
Interest income                         $58,784,401  $84,777,665  $26,843,383
------------------------------------------------------------------------------
Expenses:
Management fees                           3,665,907    5,321,209    1,703,454
Distribution and service fees(a)            103,117           --           --
Transfer agent fees                         438,389      608,138      194,680
Custodian fees                              179,071      252,149       93,072
Registration fees                           109,624      289,700      125,001
Professional fees                            40,829       40,825       40,614
Trustee fees                                 17,957       18,351       14,045
Administration unit fees                     56,195      482,750       14,657
Service unit fees                           435,823      144,733      395,588
Other                                        80,440       39,665       24,470
------------------------------------------------------------------------------
  Total expenses                          5,127,352    7,197,520    2,605,581
  Less--expenses reimbursed and fees
   waived by Goldman Sachs                  (46,293)    (522,063)    (114,600)
------------------------------------------------------------------------------
  Net expenses                            5,081,059    6,675,457    2,490,981
------------------------------------------------------------------------------
Net investment income                    53,703,342   78,102,208   24,352,402
------------------------------------------------------------------------------
Net realized gain on investment trans-
 actions                                     27,766        6,924           --
------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                        $53,731,108  $78,109,132  $24,352,402
------------------------------------------------------------------------------

(a)Class B and Class C for ILA Prime Obligations Portfolio had distribution and service fees of $59,917 and $43,200, respectively.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Treasury     Treasury                  Tax-Exempt   Tax-Exempt  Tax-Exempt
Obligations  Instruments    Federal     Diversified  California   New York
 Portfolio    Portfolio    Portfolio     Portfolio    Portfolio  Portfolio
----------------------------------------------------------------------------
$41,058,564  $36,324,314  $152,216,875  $59,331,309  $21,019,743 $4,564,301
----------------------------------------------------------------------------
  2,662,028    2,500,096     9,778,681    5,985,015    2,294,224    479,305
         --           --            --           --           --         --
    304,232      285,734     1,117,564      684,002      262,197     54,776
    148,190      141,522       408,178      109,401       55,798     25,630
     94,795      106,115       255,144      107,423       26,421     77,959
     40,689       40,668        58,651       35,643       40,619     40,480
     15,878       15,296        28,730       16,487        4,752     10,896
    134,705      146,145       779,240       34,749        1,702     34,741
    324,013    1,126,342       145,279      124,850           --         --
     27,473       15,511        83,737       51,652       24,700     17,466
----------------------------------------------------------------------------
  3,752,003    4,377,429    12,655,204    7,149,222    2,710,413    741,253
    (87,462)    (940,476)   (2,177,526)  (1,016,544)          --   (208,367)
----------------------------------------------------------------------------
  3,664,541    3,436,953    10,477,678    6,132,678    2,710,413    532,886
----------------------------------------------------------------------------
 37,394,023   32,887,361   141,739,197   53,198,631   18,309,330  4,031,415
----------------------------------------------------------------------------
    242,821      324,555        15,167        2,502       99,181      1,846
----------------------------------------------------------------------------
$37,636,844  $33,211,916  $141,754,364  $53,201,133  $18,408,511 $4,033,261
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                  Prime            Money
                               Obligations         Market         Government
                              Portfolio(a)      Portfolio(a)     Portfolio(a)
                                        ----------------------------------------
From operations:
Net investment income        $    53,703,342  $     78,102,208  $    24,352,402
Net realized gain on
 investment transactions              27,766             6,924               --
--------------------------------------------------------------------------------
  Net increase in net
   assets resulting
   from operations                53,731,108        78,109,132       24,352,402
--------------------------------------------------------------------------------
Distributions to
 unit/shareholders from:
Net investment income
 ILA units                       (46,200,440)      (60,149,271)     (19,247,644)
 ILA Administration units         (1,890,467)      (16,225,977)        (483,492)
 ILA Service units                (5,216,323)       (1,733,835)      (4,621,219)
 ILA B units                        (243,815)               --               --
 ILA C units                        (178,389)               --               --
 ILA Cash Management shares              (49)              (49)             (47)
--------------------------------------------------------------------------------
  Total distributions to
   unit/shareholders             (53,729,483)      (78,109,132)     (24,352,402)
--------------------------------------------------------------------------------
From unit/share
 transactions (at $1.00 per
 unit/share):
Proceeds from sales of
 units/shares                  8,542,913,228    11,101,396,894    2,593,217,390
Reinvestment of dividends
 and distributions                39,783,380        67,128,955       15,532,324
Cost of units/shares
 repurchased                  (8,542,482,500)  (10,605,623,755)  (2,666,528,542)
--------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit/share
   transactions                   40,214,108       562,902,094      (57,778,828)
--------------------------------------------------------------------------------
  Total increase (decrease)       40,215,733       562,902,094      (57,778,828)
Net assets:
Beginning of year                976,342,057     1,134,092,697      554,448,116
--------------------------------------------------------------------------------
End of year                  $ 1,016,557,790  $  1,696,994,791  $   496,669,288
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --  $        18,915
--------------------------------------------------------------------------------

(a)Cash Management share activity commenced May 1, 1998.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           Tax-             Tax-            Tax-
   Treasury          Treasury                             Exempt           Exempt          Exempt
  Obligations       Instruments        Federal         Diversified       California       New York
   Portfolio         Portfolio        Portfolio       Portfolio (a)     Portfolio (a)   Portfolio (a)
------------------------------------------------------------------------------------------------------
$    37,394,023   $    32,887,361  $    141,739,197  $     53,198,631  $    18,309,330  $   4,031,415
        242,821           324,555            15,167             2,502           99,181          1,846
------------------------------------------------------------------------------------------------------
     37,636,844        33,211,916       141,754,364        53,201,133       18,408,511      4,033,261
------------------------------------------------------------------------------------------------------
    (29,331,672)      (16,191,465)     (114,206,301)      (51,660,082)     (18,277,052)    (3,371,684)
     (4,475,011)       (4,556,321)      (25,838,728)         (689,810)         (32,215)      (659,667)
     (3,830,207)      (12,465,963)       (1,709,577)         (848,712)             (38)           (40)
            --                --                --                --               --             --
            --                --                --                --               --             --
            --                --                --                (27)             (25)           (26)
------------------------------------------------------------------------------------------------------
    (37,636,890)      (33,213,749)     (141,754,606)      (53,198,631)     (18,309,330)    (4,031,417)
------------------------------------------------------------------------------------------------------
  5,414,225,682     3,212,265,317    15,359,171,878    11,082,316,241    3,338,558,136    947,508,619
     17,325,155        14,415,252       114,243,618        47,224,255       17,860,837      3,885,716
 (5,399,775,367)   (3,103,700,860)  (14,900,519,079)  (11,040,862,707)  (3,362,752,135)  (942,145,315)
------------------------------------------------------------------------------------------------------
     31,775,470       122,979,709       572,896,417        88,677,789       (6,333,162)     9,249,020
------------------------------------------------------------------------------------------------------
     31,775,424       122,977,876       572,896,175        88,680,291       (6,233,981)     9,250,864
    818,673,275       724,311,542     2,615,099,863     1,537,965,838      591,365,175    134,882,240
------------------------------------------------------------------------------------------------------
$   850,448,699   $   847,289,418  $  3,187,996,038  $  1,626,646,129  $   585,131,194  $ 144,133,104
------------------------------------------------------------------------------------------------------
            --                --   $          3,219  $        362,642  $        10,495  $       1,632
------------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                  Prime            Money
                               Obligations         Market         Government
                              Portfolio(a)       Portfolio         Portfolio
                                      ------------------------------------------
From operations:
Net investment income        $    65,665,475  $     64,160,830  $    32,889,284
Net realized gain (loss) on
 investment transactions               7,264             7,828           39,273
--------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                     65,672,739        64,168,658       32,928,557
--------------------------------------------------------------------------------
Distributions to
 unitholders from:
Net investment income
 ILA units                       (59,354,126)      (47,350,587)     (27,429,780)
 ILA Administration units         (1,861,296)      (15,644,221)        (905,728)
 ILA Service units                (4,418,670)       (1,166,022)      (4,550,936)
 ILA B units                         (26,790)               --               --
 ILA C units                          (4,593)               --               --
Net realized gain on
 investment transactions
 ILA units                            (7,654)           (6,079)         (48,379)
 ILA Administration units               (240)           (2,008)          (1,597)
 ILA Service units                      (570)             (150)          (8,027)
 ILA B units                              (3)               --               --
 ILA C units                              (1)               --               --
--------------------------------------------------------------------------------
  Total distributions to
   unitholders                   (65,673,943)      (64,169,067)     (32,944,447)
--------------------------------------------------------------------------------
From unit transactions (at
 $1.00 per unit):
Proceeds from sales of
 units                         8,100,238,207    10,177,000,201    3,631,302,781
Reinvestment of dividends
 and distributions                36,672,387        54,788,884       17,235,209
Cost of units repurchased     (8,424,145,429)  (10,086,895,886)  (3,919,007,935)
--------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit transactions       (287,234,835)      144,893,199     (270,469,945)
--------------------------------------------------------------------------------
  Total increase (decrease)     (287,236,039)      144,892,790     (270,485,835)
Net assets:
Beginning of year              1,263,578,096       989,199,907      824,933,951
--------------------------------------------------------------------------------
End of year                  $   976,342,057  $  1,134,092,697  $   554,448,116
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --  $         2,840
--------------------------------------------------------------------------------

(a)ILA Prime Obligations Portfolio C unit activity commenced August 15, 1997.
(b)ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio Service unit activity commenced September 15, 1997.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Tax-             Tax-            Tax-
   Treasury          Treasury                            Exempt           Exempt          Exempt
  Obligations       Instruments        Federal         Diversified      California       New York
   Portfolio         Portfolio        Portfolio         Portfolio      Portfolio (b)   Portfolio (b)
-----------------------------------------------------------------------------------------------------
$    38,604,333   $    38,903,282  $    142,229,502  $    54,795,590  $    15,994,349  $   3,605,123
         68,700            83,128            74,776          (15,310)           1,331             --
-----------------------------------------------------------------------------------------------------
     38,673,033        38,986,410       142,304,278       54,780,280       15,995,680      3,605,123
-----------------------------------------------------------------------------------------------------
    (27,001,884)      (20,917,629)     (106,705,052)     (52,227,688)     (15,984,157)    (2,645,413)
     (5,544,143)       (4,217,185)      (30,190,717)      (1,423,227)         (10,180)      (959,697)
     (6,053,628)      (13,765,962)       (5,333,733)      (1,144,675)             (12)           (13)
             --                --                --               --               --             --
             --                --                --               --               --             --
        (72,833)          (51,900)           (4,171)              --               --             --
        (14,954)          (10,463)           (1,180)              --               --             --
        (16,329)          (34,156)             (209)              --               --             --
             --                --                --               --               --             --
             --                --                --               --               --             --
-----------------------------------------------------------------------------------------------------
    (38,703,771)      (38,997,295)     (142,235,062)     (54,795,590)     (15,994,349)    (3,605,123)
-----------------------------------------------------------------------------------------------------
  5,211,063,367     3,670,371,899    16,814,872,375    9,843,836,580    3,353,570,112    827,650,114
     13,130,596        16,821,105       103,222,618       43,365,293       14,638,737      3,317,213
 (5,212,556,500)   (4,193,476,260)  (17,593,694,622)  (9,951,681,538)  (3,217,463,359)  (810,579,568)
-----------------------------------------------------------------------------------------------------
     11,637,463      (506,283,256)     (675,599,629)     (64,479,665)     150,745,490     20,387,759
-----------------------------------------------------------------------------------------------------
     11,606,725      (506,294,141)     (675,530,413)     (64,494,975)     150,746,821     20,387,759
    807,066,550     1,230,605,683     3,290,630,276    1,602,460,813      440,618,354    114,494,481
-----------------------------------------------------------------------------------------------------
$   818,673,275   $   724,311,542  $  2,615,099,863  $ 1,537,965,838  $   591,365,175  $ 134,882,240
-----------------------------------------------------------------------------------------------------
$         4,678   $         2,506                --  $       362,642  $        10,495  $       1,634
-----------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1998
---------------------------------------  ---------------------------------------
1. Organization
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs--Institutional Liquid Assets Portfolios, collectively "ILA". ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes:

                                                       ILA       ILA
                              ILA           ILA       Class     Class        Cash
                 ILA      Administra-     Service       B         C       Management
 Portfolio      Units     tion Units       Units      Units     Units       Shares
Prime
 Obligations       x            x             x          x         x           x
------------------------------------------------------------------------------------
Money Market       x            x             x                                x
------------------------------------------------------------------------------------
Government         x            x             x                                x
------------------------------------------------------------------------------------
Treasury
 Obligations       x            x             x
------------------------------------------------------------------------------------
Treasury
 Instruments       x            x             x
------------------------------------------------------------------------------------
Federal            x            x             x
------------------------------------------------------------------------------------
Tax-Exempt
 Diversified       x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 California        x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 New York          x            x             x                                x

The investment objective of the portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios also seek to provide shareholders with a high level of income exempt from federal income tax. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide shareholders with income exempt from California state and New York state and city personal income taxes, respectively.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1998 (tax year end), the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                   Years of
   Portfolio             Amount   Expiration
   ---------            -------- ------------
Tax-Exempt Diversified  $144,593 2001 to 2005
Tax-Exempt New York        4,673 1999 to 2004

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
2. Significant Accounting Policies (continued)
 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D. Expenses--
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are generally allocated to the portfolios based on the nature of the expense.
 Unitholders of ILA Administration, ILA Service, ILA B, ILA C and Cash Management share classes bear all expenses and fees paid to service and distribution organizations for their services with respect to such classes as well as other expenses (subject to expense limitations) which are directly attributable to such classes. Effective September 1, 1998, each class of units/shares of the Portfolios now separately bears its respective class-specific transfer agency fees.

3. Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser (the "Adviser") pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to the general supervision by the Trust's Board of Trustees, manages the portfolios and administers each portfolio's business affairs, including providing facilities. As compensation for the services rendered under the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the year ended December 31, 1998, GSAM has voluntarily agreed to waive a portion of its management fees for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, respectively.
 Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $2,000 for the period ended December 31, 1998.
 GSAM had voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding distribution and service fees, administration and service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) on an annualized basis to approximately .43% of the average net assets of each portfolio.
 For the year ended December 31, 1998, the Adviser waived certain fees and expenses such that annualized "Management Fees", "Other Expenses (including transfer agent fees)" and "Total Operating Expenses" (as defined above) actually incurred by the portfolios based on average net assets were as follows:

                 Management    Other     Total Operating
   Portfolio      Fees (%)  Expenses (%)  Expenses (%)
Prime
 Obligations        .35         .08            .43
--------------------------------------------------------
Money Market        .34         .06            .40
--------------------------------------------------------
Government          .35         .08            .43
--------------------------------------------------------
Treasury
 Obligations        .35         .07            .42
--------------------------------------------------------
Treasury
 Instruments        .24         .06            .30
--------------------------------------------------------
Federal             .28         .06            .34
--------------------------------------------------------
Tax-Exempt
 Diversified        .29         .06            .35
--------------------------------------------------------
Tax-Exempt
 California         .35         .06            .41
--------------------------------------------------------
Tax-Exempt
 New York           .30         .06            .36

 The ILA Class B Units, ILA Class C Units and Cash Management Shares have each adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee for distribution services equal, on an annual basis, of up to .75% of the average daily net assets attributable to ILA Class B Units and ILA Class C Units and
 .50% of the average daily net assets attributable to Cash Management Shares. For the period ended December 31, 1998, GSAM has voluntarily agreed to

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1998
---------------------------------------  ---------------------------------------
3. Agreements (continued)
waive a portion of the Cash Management Shares Distribution Fees.
 The ILA Class B Units and ILA Class C Units of Prime Obligations Portfolio had also adopted an Authorized Dealer Service Plan (the "Dealer Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA Class B Units and ILA Class C Units pay a fee under this Dealer Service Plan equal, on an annual basis, to .25% of ILA Class B and Class C units' average daily net assets.
 Effective September 1, 1998, the Distribution Plans and Dealer Service Plans were combined into Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C units and 50% of the average daily net assets attributable to Cash Management shares.
 Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of .04% of the average daily net assets of each class.
 The chart below outlines the fee waivers and expense reimbursements for the year ended December 31, 1998 (in thousands):

                               Management
                                  Fees                     Expense
      Portfolio                  Waived                 Reimbursements               Total
Prime Obligations                $ --                        $46                       $46
------------------------------------------------------------------------------------------
Money Market                       225                       297                       522
------------------------------------------------------------------------------------------
Government                         --                        115                       115
------------------------------------------------------------------------------------------
Treasury Obligations               --                         87                        87
------------------------------------------------------------------------------------------
Treasury Instruments               781                       159                       940
------------------------------------------------------------------------------------------
Federal                          1,943                       235                     2,178
------------------------------------------------------------------------------------------
Tax-Exempt Diversified           1,017                       --                      1,017
------------------------------------------------------------------------------------------
Tax-Exempt California              --                        --                        --
------------------------------------------------------------------------------------------
Tax-Exempt New York                 67                       141                       208

 At December 31, 1998, the amount owed to affiliates were as follows (in thousands):

                                   Distribution Transfer
      Portfolio         Management and Service   Agent   Total
Prime Obligations          306          18         20      344
--------------------------------------------------------------
Money Market               570          --         64      634
--------------------------------------------------------------
Government                 149          --         17      166
--------------------------------------------------------------
Treasury Obligations       259          --         30      289
--------------------------------------------------------------
Treasury Instruments       232          --         26      258
--------------------------------------------------------------
Federal                    971          --        111    1,082
--------------------------------------------------------------
Tax-Exempt Diversified     513          --         59      572
--------------------------------------------------------------
Tax-Exempt California      184          --         21      205
--------------------------------------------------------------
Tax-Exempt
 New York                   43          --          5       48

4. Administration, Service and Cash Management Plans
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and Cash Management Shares, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration, Service and Cash Management Shares Plans provide for compensation to the service organizations in an amount up to .15%, .40% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.

5. Line of Credit Facility
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1998, ILA did not have any borrowings under this facility.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

6. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a custodian.

7. Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
 At December 31, 1998, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint repurchase account of $123,400,000, $68,900,000, $95,400,000 and $294,200,000
in principal amount, respectively. At December 31, 1998, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

  Principal              Interest                    Maturity                      Amortized
    Amount                 Rate                        Date                           Cost
-----------------------------------------------------------------------------------------------
Joint Repurchase Account
Donaldson, Lufkin & Jenrette, Inc.
$1,285,000,000           4.95%                      01/04/1999                   $1,285,000,000
Goldman, Sachs & Co.
   500,000,000           4.75                       01/04/1999                      500,000,000
SBC Warburg Dillon Read Corp.
   500,000,000           4.70                       01/04/1999                      500,000,000
 1,098,400,000           4.75                       01/04/1999                    1,098,400,000
-----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                         $3,383,400,000
-----------------------------------------------------------------------------------------------

At December 31, 1998, the Prime Obligations and Money Market Portfolios had also invested in the following joint repurchase account II, which equaled $25,000,000 and $100,000,000 in principal amount, respectively.
At December 31, 1998, the repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Joint Repurchase Account II
ABN/AMRO, Inc.
$120,000,000           5.15%                      01/04/1999                   $  120,000,000
Deutsche Bank
  77,300,000           5.07                       01/04/1999                       77,300,000
Donaldson, Lufkin & Jenrette, Inc.
 150,000,000           4.95                       01/04/1999                      150,000,000
J.P. Morgan Securities, Inc.
 700,000,000           4.75                       01/04/1999                      700,000,000
Morgan Stanley & Co.
 200,000,000           4.95                       01/04/1999                      200,000,000
NationsBanc Montgomery Securities LLC
 125,000,000           5.15                       01/04/1999                      125,000,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account II                                    $1,372,300,000
---------------------------------------------------------------------------------------------

8. Other Matters
Pursuant to an SEC exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain annual limitations which include the following:
25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

9. Certain Reclassifications
In accordance with Statement of Position 93-2, Money Market and Treasury Obligations Portfolios have reclassified $14,714 and $4,679, respectively, from accumulated undistributed net investment income to accumulated net realized loss. The Government Portfolio has reclassified $36,718 and $16,075 to paid-in capital and accumulated undistributed net investment income, respectively, from accumulated net realized gain. The Federal Portfolio has reclassified $3,078 and $141 from paid-in capital and accumulated net realized gain, respectively to accumulated undistributed net investment income. Tax-Exempt Diversified has reclassified $39,803 from paid-in capital to accumulated net realized loss. The Tax- Exempt California Portfolio has reclassified $70,492 from accumulated net realized gain to paid-in capital. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the Portfolio's capital accounts on a tax basis.

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1998
--------------------------------------------------------------------------------
10. Summary of Unit/Share Transactions (at $1.00 per unit/share)

  Unit activity for the year ended December 31, 1998 is as follows:

                                  Prime           Money
                               Obligations        Market        Government
                                Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------
  ILA units:
  Units sold                   6,177,432,624   7,328,543,666   2,248,582,578
  Reinvestment of dividends
   and distributions              33,879,763      50,879,300      11,318,661
  Units repurchased           (6,240,532,870) (6,835,202,589) (2,337,115,041)
                                        -------------------------------------
                                 (29,220,483)    544,220,377     (77,213,802)
-----------------------------------------------------------------------------
  ILA Administration units:
  Units sold                     406,909,760   3,620,680,668      27,916,421
  Reinvestment of dividends
   and distributions               1,717,460      15,903,189         267,130
  Units repurchased             (397,939,174) (3,629,736,620)    (30,683,670)
                                        -------------------------------------
                                  10,688,046       6,847,237      (2,500,119)
-----------------------------------------------------------------------------
  ILA Service units:
  Units sold                   1,818,720,552     152,171,059     316,716,890
  Reinvestment of dividends
   and distributions               3,921,578         346,424       3,946,493
  Units repurchased           (1,781,652,723)   (140,684,546)   (298,729,831)
                                        -------------------------------------
                                  40,989,407      11,832,937      21,933,552
-----------------------------------------------------------------------------
  ILA Class B units:
  Units sold                      29,480,688             --              --
  Reinvestment of dividends
   and distributions                 179,458             --              --
  Units repurchased              (16,822,007)            --              --
                                        -------------------------------------
                                  12,838,139             --              --
-----------------------------------------------------------------------------
  ILA Class C units:
  Units sold                     110,368,103             --              --
  Reinvestment of dividends
   and distributions                  85,079             --              --
  Units repurchased             (105,535,726)            --              --
                                        -------------------------------------
                                   4,917,456             --              --
-----------------------------------------------------------------------------
  Cash Management shares:(a)
  Shares sold                          1,501           1,501           1,501
  Reinvestment of dividends
   and distributions                      42              42              40
  Shares repurchased                     --              --              --
                                        -------------------------------------
                                       1,543           1,543           1,541
-----------------------------------------------------------------------------
  Net increase (decrease) in
   units/shares                   40,214,108     562,902,094     (57,778,828)
-----------------------------------------------------------------------------

(a) Cash Management shares activity commenced May 1, 1998.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Treasury         Treasury                        Tax-Exempt       Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal        Diversified      California      New York
    Portfolio        Portfolio        Portfolio        Portfolio       Portfolio      Portfolio
--------------------------------------------------------------------------------------------------
   4,007,287,255    1,803,189,385   11,530,501,990   10,877,493,043   3,322,147,594   649,511,937
      16,031,743       13,367,625       98,365,419       46,502,366      17,860,780     3,220,163
  (3,879,141,368)  (1,805,323,856) (11,053,721,006) (10,841,198,835) (3,346,494,972) (633,071,531)
--------------------------------------------------------------------------------------------------
     144,177,630       11,233,154      575,146,403       82,796,574      (6,486,598)   19,660,569
--------------------------------------------------------------------------------------------------
     734,426,070      445,049,864    3,555,390,187      119,262,415      16,409,041   297,995,181
         560,922          997,460       15,683,011           98,573             --        665,491
    (778,684,770)    (413,030,451)  (3,592,776,813)    (120,818,081)    (16,257,163) (309,073,784)
--------------------------------------------------------------------------------------------------
     (43,697,778)      33,016,873      (21,703,615)      (1,457,093)        151,878   (10,413,112)
--------------------------------------------------------------------------------------------------
     672,512,357      964,026,068      273,279,701       85,559,282             --            --
         732,490           50,167          195,188          623,293              37            40
    (741,949,229)    (885,346,553)    (254,021,260)     (78,845,791)            --            --
--------------------------------------------------------------------------------------------------
     (68,704,382)      78,729,682       19,453,629        7,336,784              37            40
--------------------------------------------------------------------------------------------------
             --               --               --               --              --            --
             --               --               --               --              --            --
             --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
             --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
             --               --               --               --              --            --
             --               --               --               --              --            --
             --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
             --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
             --               --               --             1,501           1,501         1,501
             --               --               --                23              20            22
             --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
             --               --               --             1,524           1,521         1,523
--------------------------------------------------------------------------------------------------
      31,775,470      122,979,709      572,896,417       88,677,789      (6,333,162)    9,249,020
--------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
December 31, 1998
--------------------------------------------------------------------------------
10. Summary of Unit Transactions (at $1.00 per unit) (continued)

 Unit activity for the year ended December 31, 1997:


                                   Prime           Money
                                Obligations        Market        Government
                                Portfolio(a)     Portfolio       Portfolio
------------------------------------------------------------------------------
ILA Units:
Units sold                      6,992,549,668   6,229,278,910   3,133,684,985
Reinvestment of dividends and
 distributions                     32,469,384      40,419,776      13,509,545
Units repurchased              (7,313,358,850) (6,166,699,293) (3,381,375,693)
                                        --------------------------------------
                                 (288,339,798)    102,999,393    (234,181,163)
------------------------------------------------------------------------------
ILA Administration Units:
Units sold                        305,758,205   3,772,593,876      76,180,173
Reinvestment of dividends and
 distributions                      1,666,739      14,007,620         255,167
Units repurchased                (303,053,312) (3,736,379,689)   (102,298,068)
                                        --------------------------------------
                                    4,371,632      50,221,807     (25,862,728)
------------------------------------------------------------------------------
ILA Service Units:
Units sold                        793,008,962     175,127,415     421,437,623
Reinvestment of dividends and
 distributions                      2,516,141         361,488       3,470,497
Units repurchased                (801,916,230)   (183,816,904)   (435,334,174)
                                        --------------------------------------
                                   (6,391,127)     (8,328,001)    (10,426,054)
------------------------------------------------------------------------------
ILA Class B Units:
Units sold                          6,341,071             --              --
Reinvestment of dividends and
 distributions                         19,157             --              --
Units repurchased                  (5,132,727)            --              --
                                        --------------------------------------
                                    1,227,501             --              --
------------------------------------------------------------------------------
ILA Class C Units:
Units sold                          2,580,301             --              --
Reinvestment of dividends and
 distributions                            966             --              --
Units repurchased                    (684,310)            --              --
                                        --------------------------------------
                                    1,896,957             --              --
------------------------------------------------------------------------------
Net increase (decrease) in
 units                           (287,234,835)    144,893,199    (270,469,945)
------------------------------------------------------------------------------

(a) ILA Prime Obligations Portfolio Class C unit activity commenced August 15, 1997.
(b) ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio Service unit activity commenced September 15, 1997.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Treasury         Treasury                        Tax-Exempt      Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal       Diversified      California      New York
    Portfolio        Portfolio        Portfolio       Portfolio      Portfolio(b)   Portfolio(b)
-------------------------------------------------------------------------------------------------
   3,424,838,381    2,560,753,797   12,019,743,098   9,577,662,569   3,352,291,159   495,921,548
      11,264,434       15,705,121       86,047,218      42,436,074      14,638,445     2,353,341
  (3,420,432,815)  (2,955,211,656) (12,358,958,269) (9,655,040,327) (3,216,403,921) (465,562,390)
-------------------------------------------------------------------------------------------------
      15,670,000     (378,752,738)    (253,167,953)    (34,941,684)    150,525,683    32,712,499
-------------------------------------------------------------------------------------------------
     878,884,012      330,854,584    4,080,488,784      87,602,648       1,277,453   331,727,066
         510,538          973,977       15,900,268         171,471             283       963,862
    (864,080,649)    (370,865,445)  (4,360,940,804)   (118,904,272)     (1,059,438) (345,017,178)
-------------------------------------------------------------------------------------------------
      15,313,901      (39,036,884)    (264,551,752)    (31,130,153)        218,298   (12,326,250)
-------------------------------------------------------------------------------------------------
     907,340,974      778,763,518      714,640,493     178,571,363           1,500         1,500
       1,355,624          142,007        1,275,132         757,748               9            10
    (928,043,036)    (867,399,159)    (873,795,549)   (177,736,939)            --            --
-------------------------------------------------------------------------------------------------
     (19,346,438)     (88,493,634)    (157,879,924)      1,592,172           1,509         1,510
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
             --               --               --              --              --            --
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
             --               --               --              --              --            --
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
             --               --               --              --              --            --
-------------------------------------------------------------------------------------------------
      11,637,463     (506,283,256)    (675,599,629)    (64,479,665)    150,745,490    20,387,759
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end of   expenses to   income to
                  beginning investment   to unit/       end      Total      period   average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..    $1.00     $0.05       $(0.05)      $1.00     5.32%     $837,185      0.43%        5.19%
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.16        38,836      0.58         5.05
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.90       119,309      0.83         4.79
1998-ILA B
units...........     1.00      0.04        (0.04)       1.00     4.27        14,412      1.43         4.07
1998-ILA C
units...........     1.00      0.04        (0.04)       1.00     4.27         6,814      1.43         4.13
1998-Cash
Management
shares
(commenced
May 1)..........     1.00      0.03        (0.03)       1.00     4.69(c)          2      0.93(c)      4.81(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.38       866,445      0.42         5.24
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.22        28,110      0.57         5.11
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.96        78,316      0.82         4.85
1997-ILA B
units...........     1.00      0.04        (0.04)       1.00     4.33         1,574      1.42         4.33
1997-ILA C units
(commenced
August 15)......     1.00      0.04        (0.04)       1.00     4.41(c)      1,897      1.42(c)      4.39(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.22     1,154,787      0.41         5.11
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.06        23,738      0.56         4.97
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.80        84,707      0.81         4.74
1996-ILA B units
(commenced
May 8)..........     1.00      0.03        (0.03)       1.00     3.97(c)        346      1.41(c)      4.09(c)
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.79     1,261,251      0.41         5.66
1995-ILA
Administration
units...........     1.00      0.06        (0.06)       1.00     5.63        63,018      0.56         5.51
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.37       227,233      0.81         5.22
--------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     4.07     1,963,846      0.40         3.94
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.91       149,234      0.55         3.79
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.66       170,453      0.80         3.65
                  Ratios assuming no waiver
                   of fees and no expense
                         limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses to   income to
                  average net  average net
                     assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.43%        5.19%
1998-ILA
Administration
units...........      0.58         5.05
1998-ILA Service
units...........      0.83         4.79
1998-ILA B
units...........      1.43         4.07
1998-ILA C
units...........      1.43         4.13
1998-Cash
Management
shares
(commenced
May 1)..........      1.43(c)      4.31(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.43         5.23
1997-ILA
Administration
units...........      0.58         5.10
1997-ILA Service
units...........      0.83         4.84
1997-ILA B
units...........      1.43         4.32
1997-ILA C units
(commenced
August 15)......      1.43(c)      4.38(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         5.09
1996-ILA
Administration
units...........      0.58         4.95
1996-ILA Service
units...........      0.83         4.72
1996-ILA B units
(commenced
May 8)..........      1.43(c)      4.07(c)
--------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.64
1995-ILA
Administration
units...........      0.58         5.49
1995-ILA Service
units...........      0.83         5.20
--------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.42         3.92
1994-ILA
Administration
units...........      0.57         3.77
1994-ILA Service
units...........      0.82         3.63

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                                                                                Net                  Ratio of net
                     Net asset                          Net asset            assets at  Ratio of net  investment
                     value at     Net     Distributions value at                end     expenses to   income to
                     beginning investment   to unit/       end      Total    of period  average net  average net
                     of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..       $1.00     $0.05       $(0.05)      $1.00     5.33%    $1,350,317     0.40%        5.17%
1998-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.17        314,327     0.55         5.04
1998-ILA Service
units...........        1.00      0.05        (0.05)       1.00     4.91         32,349     0.80         4.79
1998-Cash
Management
shares
(commenced May 1)..     1.00      0.03        (0.03)       1.00     4.69(c)           2     0.90(c)      4.80(c)
-----------------------------------------------------------------------------------------------------------------
1997-ILA units..        1.00      0.05        (0.05)       1.00     5.43        806,096     0.37         5.31
1997-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.28        307,480     0.52         5.15
1997-ILA Service
units...........        1.00      0.05        (0.05)       1.00     5.01         20,517     0.77         4.90
-----------------------------------------------------------------------------------------------------------------
1996-ILA units..        1.00      0.05        (0.05)       1.00     5.27        703,097     0.36         5.15
1996-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.12        257,258     0.51         5.00
1996-ILA Service
units...........        1.00      0.05        (0.05)       1.00     4.86         28,845     0.76         4.75
-----------------------------------------------------------------------------------------------------------------
1995-ILA units..        1.00      0.06        (0.06)       1.00     5.85        574,155     0.36         5.71
1995-ILA
Administration
units...........        1.00      0.06        (0.06)       1.00     5.69        164,422     0.51         5.55
1995-ILA Service
units...........        1.00      0.05        (0.05)       1.00     5.43         23,080     0.76         5.29
-----------------------------------------------------------------------------------------------------------------
1994-ILA units..        1.00      0.04        (0.04)       1.00     4.13        559,470     0.35         4.01
1994-ILA
Administration
units...........        1.00      0.04        (0.04)       1.00     3.98        145,867     0.50         3.88
1994-ILA Service
units...........        1.00      0.04        (0.04)       1.00     3.72         21,862     0.75         3.61
                        Ratios assuming no
                       waiver of fees and no
                        expense limitations
                     -------------------------
                                  Ratio of net
                     Ratio of net  investment
                     expenses  to  income to
                     average net  average net
                        assets       assets
                      -------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..         0.43%        5.14%
1998-ILA
Administration
units...........         0.58         5.01
1998-ILA Service
units...........         0.83         4.76
1998-Cash
Management
shares
(commenced May 1)..      1.43(c)      4.27(c)
-----------------------------------------------------------------------------------------------------------------
1997-ILA units..         0.42         5.26
1997-ILA
Administration
units...........         0.57         5.10
1997-ILA Service
units...........         0.82         4.85
-----------------------------------------------------------------------------------------------------------------
1996-ILA units..         0.43         5.08
1996-ILA
Administration
units...........         0.58         4.93
1996-ILA Service
units...........         0.83         4.68
-----------------------------------------------------------------------------------------------------------------
1995-ILA units..         0.42         5.65
1995-ILA
Administration
units...........         0.57         5.49
1995-ILA Service
units...........         0.82         5.23
-----------------------------------------------------------------------------------------------------------------
1994-ILA units..         0.43         3.93
1994-ILA
Administration
units...........         0.58         3.80
1994-ILA Service
units...........         0.83         3.53

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment   to unit/       end      Total    of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..    $1.00     $0.05       $(0.05)      $1.00     5.21%     $383,243      0.43%        5.09%
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.05         7,692      0.58         4.94
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.79       105,732      0.83         4.67
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     4.57(c)          2      0.93(c)      4.60(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.31       460,457      0.42         5.16
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.15        10,192      0.57         4.98
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.89        83,799      0.82         4.78
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.15       694,651      0.41         5.04
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.99        36,055      0.56         4.89
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.73        94,228      0.81         4.63
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.77       570,469      0.41         5.62
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.62        47,558      0.56         5.49
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.35        85,401      0.81         5.19
--------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     3.94       881,520      0.40         3.78
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.79        95,483      0.55         3.62
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.53       156,930      0.80         3.50
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.45%        5.07%
1998-ILA
Administration
units...........      0.60         4.92
1998-ILA Service
units...........      0.85         4.65
1998-Cash
Management
shares
(commenced May
1)..............      1.45(c)      4.08(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         5.16
1997-ILA
Administration
units...........      0.57         4.98
1997-ILA Service
units...........      0.82         4.78
--------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.44         5.01
1996-ILA
Administration
units...........      0.59         4.86
1996-ILA Service
units...........      0.84         4.60
--------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.60
1995-ILA
Administration
units...........      0.58         5.47
1995-ILA Service
units...........      0.83         5.17
--------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.44         3.74
1994-ILA
Administration
units...........      0.59         3.58
1994-ILA Service
units...........      0.84         3.46

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.


-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)   unitholders  of period return(b) (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..    $1.00      0.05       $(0.05)      $1.00     5.15%   $ 734,553      0.42%        4.96%
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.99       80,464      0.57         4.88
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.73       35,432      0.82         4.67
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.26      590,381      0.42         5.12
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.10      124,159      0.57         4.99
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.84      104,133      0.82         4.73
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.11      574,734      0.41         4.98
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.95      108,850      0.56         4.83
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.69      123,483      0.81         4.59
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.73      711,209      0.41         5.51
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.57       92,643      0.56         5.37
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.31      119,692      0.81         5.11
-------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     3.91      713,816      0.40         3.77
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.75       97,626      0.55         3.68
1994-ILA Service
units...........     1.00      0.03        (0.03)       1.00     3.49      108,972      0.80         3.40
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.43%        4.95%
1998-ILA
Administration
units...........      0.58         4.87
1998-ILA Service
units...........      0.83         4.66
-------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         5.12
1997-ILA
Administration
units...........      0.57         4.99
1997-ILA Service
units...........      0.82         4.73
-------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.96
1996-ILA
Administration
units...........      0.58         4.81
1996-ILA Service
units...........      0.83         4.57
-------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.49
1995-ILA
Administration
units...........      0.58         5.35
1995-ILA Service
units...........      0.83         5.09
-------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.44         3.73
1994-ILA
Administration
units...........      0.59         3.64
1994-ILA Service
units...........      0.84         3.35

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)   unitholders  of period return(b) (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years
Ended December
31,
--------------
1998-ILA units..    $1.00     $0.05       $(0.05)      $1.00     4.96%    $341,476      0.30%        4.83%
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.80      131,685      0.45         4.68
1998-ILA Service
units...........     1.00      0.04        (0.04)       1.00     4.54      374,128      0.70         4.43
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.17      330,241      0.22         5.02
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.01       98,667      0.37         4.88
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.75      295,404      0.62         4.63
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.10      708,999      0.21         4.96
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.95      137,706      0.36         4.82
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.68      383,901      0.61         4.56
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.70      586,294      0.21         5.50
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.54       68,713      0.36         5.34
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.28      123,254      0.61         5.00
-------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     4.01      547,351      0.20         3.96
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.85       64,388      0.35         3.97
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.59       74,451      0.60         3.72
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ---------------------------------------------------------------------------------------
For the Years
Ended December
31,
--------------
1998-ILA units..      0.43%        4.70%
1998-ILA
Administration
units...........      0.58         4.55
1998-ILA Service
units...........      0.83         4.30
-------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         4.82
1997-ILA
Administration
units...........      0.57         4.68
1997-ILA Service
units...........      0.82         4.43
-------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.74
1996-ILA
Administration
units...........      0.58         4.60
1996-ILA Service
units...........      0.83         4.34
-------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.44         5.27
1995-ILA
Administration
units...........      0.59         5.11
1995-ILA Service
units...........      0.84         4.77
-------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.43         3.73
1994-ILA
Administration
units...........      0.58         3.74
1994-ILA Service
units...........      0.83         3.49

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)   unitholders  of period return(b) (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..    $1.00     $0.05       $(0.05)      $1.00     5.25%   $2,625,705     0.34%        5.10%
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.09       508,297     0.49         4.97
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.83        53,994     0.74         4.71
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.40     2,050,559     0.27         5.26
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.24       530,001     0.42         5.11
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.98        34,540     0.67         4.83
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.24     2,303,677     0.26         5.13
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.09       794,537     0.41         4.98
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.83       192,416     0.66         4.73
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.83     1,731,935     0.26         5.69
1995-ILA
Administration
units...........     1.00      0.06        (0.06)       1.00     5.67       516,917     0.41         5.50
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.41       102,576     0.66         5.22
-------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     4.11     1,625,567     0.25         4.07
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.95       329,896     0.40         3.88
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.69        15,539     0.65         3.92
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.42%        5.02%
1998-ILA
Administration
units...........      0.57         4.89
1998-ILA Service
units...........      0.82         4.63
-------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.41         5.12
1997-ILA
Administration
units...........      0.56         4.97
1997-ILA Service
units...........      0.81         4.69
-------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.96
1996-ILA
Administration
units...........      0.58         4.81
1996-ILA Service
units...........      0.83         4.56
-------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.42         5.53
1995-ILA
Administration
units...........      0.57         5.34
1995-ILA Service
units...........      0.82         5.06
-------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.42         3.90
1994-ILA
Administration
units...........      0.57         3.71
1994-ILA Service
units...........      0.82         3.75

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end of   expenses to   income to
                  beginning investment   to unit/       end      Total      period   average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..    $1.00     $0.03       $(0.03)      $1.00     3.17%    $1,562,285     0.35%        3.12%
1998-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.02         26,509     0.50         2.98
1998-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.76         37,850     0.75         2.72
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     2.61(c)           2     0.85(c)      2.66(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)       1.00     3.39      1,479,486     0.32         3.33
1997-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.23         27,967     0.47         3.16
1997-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.97         30,513     0.72         2.97
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)       1.00     3.25      1,514,443     0.31         3.20
1996-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.09         59,097     0.46         3.06
1996-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.84         28,921     0.71         2.79
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.04        (0.04)       1.00     3.72      1,342,585     0.31         3.65
1995-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.57         48,773     0.46         3.51
1995-ILA Service
units...........     1.00      0.03        (0.03)       1.00     3.31         49,647     0.71         3.24
--------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.03        (0.03)       1.00     2.71      1,434,965     0.30         2.64
1994-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     2.55         97,778     0.45         2.50
1994-ILA Service
units...........     1.00      0.02        (0.02)       1.00     2.30         36,492     0.70         2.20
                  Ratios assuming no waiver
                   of fees and no expense
                         limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses to   income to
                  average net  average net
                     assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.41%        3.06%
1998-ILA
Administration
units...........      0.56         2.92
1998-ILA Service
units...........      0.81         2.66
1998-Cash
Management
shares
(commenced May
1)..............      1.41(c)      2.10(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.41         3.24
1997-ILA
Administration
units...........      0.56         3.07
1997-ILA Service
units...........      0.81         2.88
--------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.41         3.10
1996-ILA
Administration
units...........      0.56         2.96
1996-ILA Service
units...........      0.81         2.69
--------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.42         3.54
1995-ILA
Administration
units...........      0.57         3.40
1995-ILA Service
units...........      0.82         3.13
--------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.41         2.53
1994-ILA
Administration
units...........      0.56         2.39
1994-ILA Service
units...........      0.81         2.09

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.


-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net asset                         Net asset            assets at  Ratio of net  investment
                  value at     Net     Distribution value at               end of   expenses to   income to
                  beginning investment   to unit/      end      Total      period   average net  average net
                  of period income(a)  shareholders of period return(b)  (in 000's)    assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..    $1.00     $0.03       $(0.03)     $1.00     2.84%     $584,615      0.41%        2.79%
1998-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     2.68           512      0.56         2.84
1998-ILA Service
units...........     1.00      0.02        (0.02)      1.00     2.43             2      0.81         2.48
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)      1.00     2.25(c)          2      0.91(c)      2.37(c)
-------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)      1.00     3.15       591,003      0.42         3.10
1997-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     3.00           360      0.57         2.98
1997-ILA Service
units (Re-
commenced
September 1)....     1.00      0.01        (0.01)      1.00     2.87(c)          2      0.82(c)      2.90(c)
-------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)      1.00     3.03       440,476      0.41         2.99
1996-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     2.88           142      0.56         2.84
-------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.03        (0.03)      1.00     3.55       346,728      0.41         3.49
1995-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     3.40            61      0.56         3.32
-------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.03        (0.03)      1.00     2.53       227,399      0.40         2.50
1994-ILA
Administration
units...........     1.00      0.02        (0.02)      1.00     2.37           790      0.55         2.33
                  Ratios assuming no waiver
                   of fees and no expense
                         limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses to   income to
                  average net  average net
                     assets       assets
                      ---------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.41%        2.79%
1998-ILA
Administration
units...........      0.56         2.84
1998-ILA Service
units...........      0.81         2.48
1998-Cash
Management
shares
(commenced May
1)..............      1.41(c)      1.87(c)
-------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         3.10
1997-ILA
Administration
units...........      0.57         2.98
1997-ILA Service
units (Re-
commenced
September 1)....      0.82(c)      2.90(c)
-------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.42         2.98
1996-ILA
Administration
units...........      0.57         2.83
-------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32
-------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.41         2.49
1994-ILA
Administration
units...........      0.56         2.32

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.


-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                          Net asset            assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end     expenses to   income to
                  beginning investment   to unit/       end      Total    of period  average net  average net
                  of period income(a)  shareholders  of period return(b)  (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..    $1.00     $0.03       $(0.03)      $1.00     3.02%     $122,550      0.36%        2.96%
1998-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     2.87        21,580      0.51         2.85
1998-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.61             2      0.76         2.61
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     2.46(c)          1      0.86(c)      2.56(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)       1.00     3.29       102,887      0.33         3.24
1997-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.14        31,993      0.48         3.09
1997-ILA Service
units (commenced
September 15)...     1.00      0.01        (0.01)       1.00     3.02(c)          2      0.73(c)      3.04(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)       1.00     3.05        70,175      0.32         3.01
1996-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     2.90        44,319      0.47         2.88
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.03        (0.03)       1.00     3.51        90,537      0.30         3.44
1995-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.35        26,724      0.45         3.28
--------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.03        (0.03)       1.00     2.56        84,517      0.24         2.62
1994-ILA
Administration
units...........     1.00      0.02        (0.02)       1.00     2.41        38,970      0.39         2.47
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                    Ratio of   Ratio of net
                      net       investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      ----------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.51%        2.81%
1998-ILA
Administration
units...........      0.66         2.70
1998-ILA Service
units...........      0.91         2.46
1998-Cash
Management
shares
(commenced May
1)..............      1.51(c)      1.91(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.43         3.14
1997-ILA
Administration
units...........      0.58         2.99
1997-ILA Service
units (commenced
September 15)...      0.83(c)      2.94(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         2.90
1996-ILA
Administration
units...........      0.58         2.77
--------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.44         3.30
1995-ILA
Administration
units...........      0.59         3.14
--------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.47         2.39
1994-ILA
Administration
units...........      0.62         2.24

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Report of Independent Public Accountants
---------------------------------------  ---------------------------------------
To the Unit/Shareholders and Board of Trustees of the Goldman Sachs Trust-- Institutional Liquid Assets Portfolios:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Trust--Institutional Liquid Assets (a Delaware Business Trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Trust-- Institutional Liquid Assets as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
February 12, 1999

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust--Money Market Funds, Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel



OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Anne E. Marcel, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary



GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent

                                                Goldman Sachs Funds
                                     One New York Plaza, 41st Floor
                                                New York, NY  10004


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